Vanguard Wellington™ Fund
Schedule of Investments (unaudited)
As of February 28, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (65.0%)
Communication Services (6.5%)
	Alphabet Inc. Class A	18,006,734	3,066,187
	Meta Platforms Inc. Class A	3,191,236	2,132,384
*	Netflix Inc.	1,107,202	1,085,678
	T-Mobile US Inc.	3,843,630	1,036,588
			7,320,837
Consumer Discretionary (8.5%)
*	Amazon.com Inc.	17,507,379	3,716,466
*	O'Reilly Automotive Inc.	688,466	945,704
	McDonald's Corp.	3,026,668	933,213
	TJX Cos. Inc.	6,708,229	836,919
	Starbucks Corp.	6,653,206	770,508
	Marriott International Inc. Class A	2,663,542	746,990
	Tractor Supply Co.	11,159,303	617,667
*	Tesla Inc.	1,967,713	576,501
	Home Depot Inc.	680,028	269,699
*	MercadoLibre Inc.	105,923	224,755
			9,638,422
Consumer Staples (1.7%)
	Unilever plc	16,279,157	922,392
	Procter & Gamble Co.	3,287,228	571,452
	Philip Morris International Inc.	2,725,697	423,246
			1,917,090
Energy (3.1%)
	Exxon Mobil Corp.	9,392,996	1,045,722
	Targa Resources Corp.	3,895,962	785,893
	Williams Cos. Inc.	12,431,697	723,276
	Marathon Petroleum Corp.	3,395,309	509,908
	EQT Corp.	8,379,230	403,628
			3,468,427
Financials (10.3%)
	Wells Fargo & Co.	30,000,668	2,349,652
	JPMorgan Chase & Co.	5,736,616	1,518,195
	American Express Co.	4,055,363	1,220,502
	Nasdaq Inc.	12,893,832	1,067,351
	S&P Global Inc.	1,960,670	1,046,488
	Mastercard Inc. Class A	1,734,645	999,693
	KKR & Co. Inc.	6,483,397	879,084
	Charles Schwab Corp.	8,600,610	684,007
	Arthur J Gallagher & Co.	1,920,667	648,686
	Bank of America Corp.	13,790,512	635,743
	Progressive Corp.	1,188,003	335,017
	Morgan Stanley	1,940,252	258,267
			11,642,685
Health Care (6.9%)
	Eli Lilly & Co.	1,870,998	1,722,497
	UnitedHealth Group Inc.	2,936,149	1,394,553
	Merck & Co. Inc.	9,676,321	892,640
	AstraZeneca plc ADR	11,473,987	874,432
	Gilead Sciences Inc.	7,525,963	860,293
	Haleon plc	159,148,804	801,445
	Abbott Laboratories	5,530,663	763,287
	HCA Healthcare Inc.	1,446,026	442,918
			7,752,065
Industrials (4.7%)
	Republic Services Inc.	4,649,418	1,102,005
	Parker-Hannifin Corp.	1,431,160	956,745
*	Uber Technologies Inc.	12,333,531	937,472
	Deere & Co.	1,487,667	715,255
*	Boeing Co.	3,919,023	684,379
	Johnson Controls International plc	5,981,562	512,381

				Shares	Market Value ($000)
	PACCAR Inc.			3,442,814	369,207
					5,277,444
Information Technology (19.6%)
	Apple Inc.			20,340,034	4,919,034
	Microsoft Corp.			12,104,317	4,805,293
	NVIDIA Corp.			35,792,977	4,471,259
	Broadcom Inc.			9,224,339	1,839,610
	Salesforce Inc.			3,619,839	1,078,169
	Intuit Inc.			1,542,594	946,906
*	ServiceNow Inc.			1,015,820	944,469
	Texas Instruments Inc.			4,107,180	804,966
	Jabil Inc.			3,874,947	600,307
	Amphenol Corp. Class A			7,402,479	493,005
	Corning Inc.			9,274,918	465,137
	KLA Corp.			649,225	460,196
	NXP Semiconductors NV			1,738,894	374,888
					22,203,239
Materials (0.7%)
	Linde plc			1,105,337	516,248
	Anglo American plc			10,462,704	308,379
					824,627
Real Estate (1.3%)
	Welltower Inc.			5,634,694	864,982
	Crown Castle Inc.			7,009,347	659,580
					1,524,562
Utilities (1.7%)
	Duke Energy Corp.			6,905,067	811,276
	Sempra			9,286,674	664,647
	NextEra Energy Inc.			6,514,220	457,103
					1,933,026
Total Common Stocks (Cost $44,259,708)					73,502,424
		Coupon	Maturity Date	Face Amount ($000)
U.S. Government and Agency Obligations (9.3%)
U.S. Government Securities (8.1%)
	United States Treasury Note/Bond	4.875%	5/31/26	95,000	95,905
	United States Treasury Note/Bond	0.750%	8/31/26	120,380	114,681
	United States Treasury Note/Bond	3.750%	8/31/26	195,563	194,707
	United States Treasury Note/Bond	3.500%	9/30/26	165,000	163,685
	United States Treasury Note/Bond	4.625%	10/15/26	105,000	105,968
	United States Treasury Note/Bond	4.125%	10/31/26	275,000	275,430
	United States Treasury Note/Bond	4.625%	11/15/26	168,160	169,789
	United States Treasury Note/Bond	4.250%	12/31/26	67,280	67,564
	United States Treasury Note/Bond	4.000%	1/15/27	48,611	48,603
	United States Treasury Note/Bond	4.125%	1/31/27	248,116	248,659
	United States Treasury Note/Bond	4.125%	2/15/27	191,615	192,065
	United States Treasury Note/Bond	4.125%	2/28/27	226,000	226,600
	United States Treasury Note/Bond	2.500%	3/31/27	172,367	167,303
	United States Treasury Note/Bond	2.750%	4/30/27	175,241	170,778
	United States Treasury Note/Bond	4.500%	5/15/27	150,680	152,281
	United States Treasury Note/Bond	4.375%	7/15/27	121,767	122,852
	United States Treasury Note/Bond	2.750%	7/31/27	114,106	110,897
	United States Treasury Note/Bond	3.750%	8/15/27	128,580	127,897
	United States Treasury Note/Bond	3.125%	8/31/27	50,631	49,603
	United States Treasury Note/Bond	4.125%	9/30/27	35,000	35,137
	United States Treasury Note/Bond	4.125%	10/31/27	62,400	62,634
	United States Treasury Note/Bond	2.250%	11/15/27	24,532	23,451
	United States Treasury Note/Bond	3.875%	11/30/27	67,100	66,911
	United States Treasury Note/Bond	4.000%	12/15/27	138,136	138,266
	United States Treasury Note/Bond	3.875%	12/31/27	40,552	40,451
	United States Treasury Note/Bond	4.250%	1/15/28	56,098	56,519
	United States Treasury Note/Bond	4.000%	2/29/28	55,525	55,559
	United States Treasury Note/Bond	3.625%	3/31/28	19,195	19,003
	United States Treasury Note/Bond	3.625%	5/31/28	12,367	12,232

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	United States Treasury Note/Bond	4.375%	8/31/28	147,499	149,320
	United States Treasury Note/Bond	4.625%	9/30/28	159,623	162,940
	United States Treasury Note/Bond	4.375%	11/30/28	101,214	102,511
	United States Treasury Note/Bond	3.750%	12/31/28	113,214	112,187
[1]	United States Treasury Note/Bond	4.000%	1/31/29	243,317	243,279
	United States Treasury Note/Bond	4.250%	2/28/29	230,395	232,447
	United States Treasury Note/Bond	4.125%	3/31/29	257,396	258,482
	United States Treasury Note/Bond	4.625%	4/30/29	198,095	202,738
	United States Treasury Note/Bond	4.500%	5/31/29	117,992	120,241
	United States Treasury Note/Bond	4.250%	6/30/29	230,906	233,071
	United States Treasury Note/Bond	4.000%	7/31/29	201,942	201,879
	United States Treasury Note/Bond	3.625%	8/31/29	25,059	24,672
	United States Treasury Note/Bond	3.500%	9/30/29	223,817	219,096
	United States Treasury Note/Bond	3.875%	9/30/29	4,297	4,271
	United States Treasury Note/Bond	4.000%	10/31/29	15,799	15,782
	United States Treasury Note/Bond	4.125%	10/31/29	225,854	226,912
	United States Treasury Note/Bond	4.125%	11/30/29	144,587	145,355
	United States Treasury Note/Bond	4.375%	12/31/29	217,120	220,546
	United States Treasury Note/Bond	4.250%	1/31/30	566,547	572,478
	United States Treasury Note/Bond	4.000%	2/28/30	52,931	52,923
	United States Treasury Note/Bond	3.500%	4/30/30	8,526	8,314
	United States Treasury Note/Bond	3.750%	5/31/30	11,316	11,162
	United States Treasury Note/Bond	4.000%	7/31/30	20,804	20,762
	United States Treasury Note/Bond	4.875%	10/31/30	4,088	4,255
	United States Treasury Note/Bond	3.750%	12/31/30	19,022	18,713
	United States Treasury Note/Bond	4.125%	7/31/31	13,138	13,165
	United States Treasury Note/Bond	3.625%	9/30/31	10,517	10,234
	United States Treasury Note/Bond	4.125%	10/31/31	6,565	6,575
	United States Treasury Note/Bond	4.375%	1/31/32	4,760	4,838
	United States Treasury Note/Bond	4.375%	5/15/34	21,842	22,149
	United States Treasury Note/Bond	3.875%	8/15/34	87,328	85,172
	United States Treasury Note/Bond	4.250%	11/15/34	294,539	295,689
	United States Treasury Note/Bond	4.625%	2/15/35	464,284	480,316
	United States Treasury Note/Bond	1.750%	8/15/41	12,610	8,602
	United States Treasury Note/Bond	2.000%	11/15/41	213,276	150,760
	United States Treasury Note/Bond	2.375%	2/15/42	8,898	6,653
	United States Treasury Note/Bond	3.250%	5/15/42	20,950	17,834
	United States Treasury Note/Bond	3.375%	8/15/42	120,104	103,778
	United States Treasury Note/Bond	4.000%	11/15/42	110,357	103,718
	United States Treasury Note/Bond	3.875%	2/15/43	85,497	78,871
	United States Treasury Note/Bond	3.875%	5/15/43	93,222	85,793
	United States Treasury Note/Bond	4.375%	8/15/43	23,886	23,468
	United States Treasury Note/Bond	4.750%	11/15/43	43,742	45,054
	United States Treasury Note/Bond	4.500%	2/15/44	60,646	60,437
	United States Treasury Note/Bond	4.625%	5/15/44	63,124	63,873
	United States Treasury Note/Bond	4.125%	8/15/44	15,310	14,483
	United States Treasury Note/Bond	4.625%	11/15/44	110,936	112,167
	United States Treasury Note/Bond	4.750%	2/15/45	73,578	75,808
	United States Treasury Note/Bond	2.375%	5/15/51	14,667	9,749
	United States Treasury Note/Bond	3.000%	8/15/52	109	82
	United States Treasury Note/Bond	4.000%	11/15/52	437	400
	United States Treasury Note/Bond	3.625%	2/15/53	28,411	24,336
	United States Treasury Note/Bond	3.625%	5/15/53	19,315	16,557
	United States Treasury Note/Bond	4.125%	8/15/53	13,415	12,577
	United States Treasury Note/Bond	4.250%	2/15/54	14,692	14,091
	United States Treasury Note/Bond	4.625%	5/15/54	56,707	57,921
	United States Treasury Note/Bond	4.250%	8/15/54	51,205	49,213
	United States Treasury Note/Bond	4.500%	11/15/54	56,708	56,876
	United States Treasury Note/Bond	4.625%	2/15/55	125,201	128,331
					9,119,336
Conventional Mortgage-Backed Securities (1.1%)
[2,3]	Fannie Mae Pool	1.770%	1/1/36	19,111	14,978
[2,3]	Fannie Mae Pool	3.000%	6/1/43	5,380	4,846
[2]	Ginnie Mae I Pool	7.000%	11/15/31–11/15/33	510	520
[2,4]	Ginnie Mae II Pool	5.000%	3/15/55	88,929	87,776
[2,3]	UMBS Pool	2.500%	9/1/27–4/1/38	19,958	18,186
[2,3]	UMBS Pool	3.000%	3/1/33	18,399	17,851
[2,3]	UMBS Pool	3.500%	11/1/45–6/1/46	47	43
[2,3]	UMBS Pool	5.000%	11/1/43–7/1/53	138,191	137,876

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2,3,4]	UMBS Pool	5.500%	3/1/53–3/25/55	770,278	772,559
[2,3]	UMBS Pool	6.000%	8/1/53–9/1/54	230,040	234,592
					1,289,227
Nonconventional Mortgage-Backed Securities (0.1%)
[2,3]	Fannie Mae REMICS	1.500%	8/25/41	1,465	1,404
[2,3]	Fannie Mae REMICS	1.700%	6/25/43	224	222
[2,3]	Fannie Mae REMICS	2.500%	8/25/46	11,409	9,446
[2,3]	Fannie Mae REMICS	3.000%	2/25/49–9/25/57	14,630	13,599
[2,3]	Fannie Mae REMICS	3.500%	4/25/31–11/25/57	47,111	45,227
[2,3]	Fannie Mae REMICS	4.000%	7/25/53	1,365	1,356
[2,3]	Freddie Mac REMICS	3.500%	3/15/31–12/15/46	11,880	11,021
[2,3]	Freddie Mac REMICS	4.000%	12/15/30–2/15/31	2,770	2,757
[2]	Ginnie Mae REMICS	2.500%	10/20/49	62,817	55,432
					140,464
Total U.S. Government and Agency Obligations (Cost $10,566,832)					10,549,027
Asset-Backed/Commercial Mortgage-Backed Securities (1.3%)
[2,5]	Aaset Trust Series 2019-1	3.844%	5/15/39	467	453
[2,5]	Affirm Asset Securitization Trust Series 2021-Z2	1.170%	11/16/26	239	237
[2,5]	Aligned Data Centers Issuer LLC Series 2021-1A	1.937%	8/15/46	60,180	57,673
[2]	American Express Credit Account Master Trust Series 2023-4	5.150%	9/15/30	43,970	45,201
[2,5]	American Tower Trust #1	5.490%	3/15/28	66,310	67,555
[2,5]	Angel Oak Mortgage Trust Series 2019-5	2.593%	10/25/49	744	732
[2,5]	Angel Oak Mortgage Trust Series 2019-6	2.620%	11/25/59	1,885	1,847
[2,5]	Angel Oak Mortgage Trust Series 2021-6	1.458%	9/25/66	19,279	16,205
[2,5,6]	BX Trust Series 2021-ARIA, TSFR1M + 1.014%	5.326%	10/15/36	14,785	14,776
[2,5]	Castlelake Aircraft Structured Trust Series 2019-1A	3.967%	4/15/39	15,512	14,504
[2,5]	CF Hippolyta Issuer LLC Series 2020-1	1.690%	7/15/60	5,132	5,053
[2,5]	CF Hippolyta Issuer LLC Series 2021-1A	1.530%	3/15/61	36,873	35,176
[2,5]	CF Hippolyta Issuer LLC Series 2022-1A	5.970%	8/15/62	3,603	3,623
[2,5]	Chesapeake Funding II LLC Series 2024-1A	5.520%	5/15/36	17,952	18,161
[2,5]	DB Master Finance LLC Series 2019-1A	4.021%	5/20/49	13,461	13,333
[2,5]	Domino's Pizza Master Issuer LLC Series 2021-1A	2.662%	4/25/51	13,377	12,380
[2,5]	Domino's Pizza Master Issuer LLC Series 2021-1A	3.151%	4/25/51	23,496	21,145
[2,5]	Enterprise Fleet Financing LLC Series 2023-3	6.400%	3/20/30	35,556	36,190
[2,5]	Enterprise Fleet Financing LLC Series 2024-1	5.230%	3/20/30	18,335	18,485
[2,3,6]	Fannie Mae Connecticut Avenue Securities Series 2016-C03, SOFR30A + 6.014%	10.366%	10/25/28	1,087	1,128
[2,5]	FirstKey Homes Trust Series 2021-SFR1	1.538%	8/17/38	61,340	58,819
[2,5]	Ford Credit Floorplan Master Owner Trust A Series 2024-1	5.290%	4/15/29	47,750	48,599
[2,3]	Freddie Mac Multifamily Structured Pass-Through Certificates Series K156	4.430%	2/25/33	28,605	28,456
[2,3]	Freddie Mac Multifamily Structured Pass-Through Certificates Series K511	4.860%	10/25/28	40,745	41,450
[2,3]	Freddie Mac Multifamily Structured Pass-Through Certificates Series K516	5.477%	1/25/29	47,852	49,656
[2,3]	Freddie Mac Multifamily Structured Pass-Through Certificates Series K-1512	3.059%	4/25/34	6,000	5,317
[2,3]	Freddie Mac Multifamily Structured Pass-Through Certificates Series K-1513	2.797%	8/25/34	7,500	6,487
[2,3]	Freddie Mac Multifamily Structured Pass-Through Certificates Series K-1521	2.184%	8/25/36	17,705	13,884
[2,3]	Freddie Mac Seasoned Credit Risk Transfer Trust Series 2019-3	3.500%	10/25/58	18,405	17,563
[2]	GM Financial Automobile Leasing Trust Series 2024-2	5.390%	7/20/27	26,005	26,311
[2]	GM Financial Consumer Automobile Receivables Trust Series 2023-2	4.470%	2/16/28	8,919	8,915
[2]	GM Financial Consumer Automobile Receivables Trust Series 2024-2	5.100%	3/16/29	27,035	27,342
[2,5]	GM Financial Revolving Receivables Trust Series 2023-2	5.770%	8/11/36	53,067	55,559
[2,5]	GM Financial Revolving Receivables Trust Series 2024-1	4.980%	12/11/36	58,230	59,354
[2,5]	GMF Floorplan Owner Revolving Trust Series 2024-2A	5.060%	3/15/31	26,405	26,997
[2,5]	Home Partners of America Trust Series 2021-2	1.901%	12/17/26	31,217	29,836
[2]	Honda Auto Receivables Owner Trust Series 2024-2	5.270%	11/20/28	34,745	35,222
[2,5]	Horizon Aircraft Finance II Ltd. Series 2019-1	3.721%	7/15/39	4,628	4,454
[2,5]	Horizon Aircraft Finance III Ltd. Series 2019-2	3.425%	11/15/39	6,974	6,687
[2,5]	MACH 1 Cayman Ltd. Series 2019-1	3.474%	10/15/39	4,785	4,606
[2,5]	MAPS Ltd. Series 2019-1A	4.458%	3/15/44	1,622	1,570
[2,5]	New Economy Assets - Phase 1 Sponsor LLC Series 2021-1	1.910%	10/20/61	56,405	52,459
[2,5]	OneMain Direct Auto Receivables Trust Series 2021-1A	0.870%	7/14/28	6,963	6,882
[2,5]	Retained Vantage Data Centers Issuer LLC Series 2023-1A	5.000%	9/15/48	44,711	44,339
[2,4,5]	RFR Trust Series 2025-SGRM	5.562%	3/11/29	59,731	60,417
[2,5]	SoFi Professional Loan Program Trust Series 2021-B	1.140%	2/15/47	10,863	9,488
[2,5]	Start II Ltd. Series 2019-1	4.089%	3/15/44	7,854	7,775
[2,5]	Taco Bell Funding LLC Series 2021-1A	1.946%	8/25/51	19,129	18,088
[2,5]	Taco Bell Funding LLC Series 2021-1A	2.294%	8/25/51	35,385	31,936
[2,5]	Toyota Auto Loan Extended Note Trust Series 2021-1A	1.070%	2/27/34	51,826	50,139
[2]	Toyota Auto Receivables Owner Trust Series 2024-D	4.400%	6/15/29	29,410	29,458
[2,5]	Vantage Data Centers Issuer LLC Series 2020-1A	1.645%	9/15/45	24,304	23,867

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2,5]	Vantage Data Centers Issuer LLC Series 2021-1A	2.165%	10/15/46	38,038	36,384
[2]	Volkswagen Auto Lease Trust Series 2024-A	5.210%	6/21/27	25,860	26,123
[2,5]	Wheels Fleet Lease Funding LLC Series 2023-1A	5.800%	4/18/38	22,765	22,971
[2,5]	Wheels Fleet Lease Funding LLC Series 2023-2A	6.460%	8/18/38	71,057	72,265
[2,5]	Wheels Fleet Lease Funding LLC Series 2024-2A	4.870%	6/21/39	22,890	23,004
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $1,470,252)					1,456,536
Corporate Bonds (22.0%)
Communications (1.1%)
	America Movil SAB de CV	3.625%	4/22/29	26,990	25,829
	America Movil SAB de CV	6.125%	3/30/40	7,380	7,828
	AT&T Inc.	5.400%	2/15/34	9,900	10,117
	AT&T Inc.	3.500%	6/1/41	79,450	62,349
	AT&T Inc.	4.300%	12/15/42	53,231	45,642
	AT&T Inc.	4.750%	5/15/46	10,679	9,506
	AT&T Inc.	3.650%	6/1/51	14,307	10,366
	AT&T Inc.	3.550%	9/15/55	9,500	6,585
	AT&T Inc.	3.650%	9/15/59	31,881	22,052
	Charter Communications Operating LLC	3.500%	3/1/42	48,250	33,638
	Charter Communications Operating LLC	6.484%	10/23/45	33,777	32,725
	Charter Communications Operating LLC	5.375%	5/1/47	8,253	6,967
	Charter Communications Operating LLC	3.900%	6/1/52	29,413	19,519
	Charter Communications Operating LLC	6.834%	10/23/55	3,182	3,170
	Comcast Corp.	3.400%	4/1/30	4,940	4,655
	Comcast Corp.	5.650%	6/15/35	4,725	4,900
	Comcast Corp.	6.500%	11/15/35	945	1,046
	Comcast Corp.	3.250%	11/1/39	24,000	18,730
	Comcast Corp.	3.750%	4/1/40	2,700	2,240
	Comcast Corp.	3.969%	11/1/47	38,309	30,056
	Comcast Corp.	3.999%	11/1/49	24,157	18,785
	Comcast Corp.	2.887%	11/1/51	56,240	35,059
	Comcast Corp.	2.450%	8/15/52	13,355	7,506
	Comcast Corp.	5.350%	5/15/53	42,600	40,437
	Comcast Corp.	2.937%	11/1/56	203,578	122,515
	Comcast Corp.	2.987%	11/1/63	84,251	48,887
[5]	Cox Communications Inc.	4.800%	2/1/35	30,000	27,808
	Meta Platforms Inc.	4.950%	5/15/33	20,772	21,099
	Meta Platforms Inc.	5.600%	5/15/53	39,775	40,874
	Meta Platforms Inc.	5.400%	8/15/54	46,745	46,686
	Meta Platforms Inc.	5.750%	5/15/63	15,440	16,031
	NBCUniversal Media LLC	4.450%	1/15/43	11,031	9,626
[5]	NTT Finance Corp.	2.065%	4/3/31	10,370	8,963
	Omnicom Group Inc.	5.300%	11/1/34	15,971	16,074
[5]	Ooredoo International Finance Ltd.	2.625%	4/8/31	23,430	20,681
	Orange SA	9.000%	3/1/31	20,280	24,526
	Telefonica Emisiones SA	5.213%	3/8/47	12,100	11,015
	Telefonica Emisiones SA	5.520%	3/1/49	13,822	13,025
	Time Warner Cable LLC	5.500%	9/1/41	26,512	23,356
	T-Mobile USA Inc.	2.050%	2/15/28	37,110	34,639
	T-Mobile USA Inc.	4.200%	10/1/29	50,702	49,650
	T-Mobile USA Inc.	3.875%	4/15/30	29,560	28,304
	T-Mobile USA Inc.	4.375%	4/15/40	15,735	13,990
	T-Mobile USA Inc.	3.000%	2/15/41	14,785	10,888
	T-Mobile USA Inc.	5.250%	6/15/55	23,961	22,450
	T-Mobile USA Inc.	3.600%	11/15/60	4,250	2,920
	TWDC Enterprises 18 Corp.	4.375%	8/16/41	26,724	23,934
	Verizon Communications Inc.	2.355%	3/15/32	64,265	54,445
	Verizon Communications Inc.	4.812%	3/15/39	24,854	23,462
	Verizon Communications Inc.	3.400%	3/22/41	3,000	2,347
	Verizon Communications Inc.	3.850%	11/1/42	3,000	2,444
	Verizon Communications Inc.	3.000%	11/20/60	4,599	2,802
	Walt Disney Co.	3.500%	5/13/40	46,973	38,688
	Walt Disney Co.	4.750%	9/15/44	2,358	2,166
					1,224,002
Consumer Discretionary (0.5%)
	Amazon.com Inc.	3.600%	4/13/32	84,875	79,924
	Amazon.com Inc.	2.875%	5/12/41	2,600	1,962
	Amazon.com Inc.	4.950%	12/5/44	24,105	23,615
	Amazon.com Inc.	4.050%	8/22/47	2,100	1,771

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Amazon.com Inc.	3.950%	4/13/52	11,995	9,745
	Amazon.com Inc.	4.250%	8/22/57	41,967	35,314
	Amazon.com Inc.	4.100%	4/13/62	8,245	6,677
[5]	BMW US Capital LLC	1.250%	8/12/26	28,900	27,623
[2]	Brown University	2.924%	9/1/50	5,150	3,550
[2]	Duke University	2.832%	10/1/55	25,700	16,750
[2]	Georgetown University	4.315%	4/1/49	9,541	8,259
[2]	Georgetown University	2.943%	4/1/50	7,465	5,054
	Home Depot Inc.	3.900%	12/6/28	10,250	10,080
	Home Depot Inc.	4.850%	6/25/31	21,510	21,765
	Home Depot Inc.	3.250%	4/15/32	22,816	20,753
	Home Depot Inc.	3.300%	4/15/40	18,410	14,737
	Home Depot Inc.	4.200%	4/1/43	8,075	6,998
	Home Depot Inc.	4.875%	2/15/44	15,605	14,679
	Home Depot Inc.	4.400%	3/15/45	28,655	25,228
	Home Depot Inc.	4.250%	4/1/46	25,000	21,416
	Home Depot Inc.	4.500%	12/6/48	20,799	18,271
	Home Depot Inc.	3.125%	12/15/49	2,490	1,727
	Home Depot Inc.	2.375%	3/15/51	2,495	1,462
	Home Depot Inc.	2.750%	9/15/51	19,955	12,597
	Home Depot Inc.	3.625%	4/15/52	25,570	19,202
	Home Depot Inc.	4.950%	9/15/52	7,565	7,097
	Home Depot Inc.	5.300%	6/25/54	35,670	35,202
	Home Depot Inc.	5.400%	6/25/64	3,665	3,618
[5]	Hyundai Capital America	1.650%	9/17/26	36,480	34,880
[2]	Johns Hopkins University	4.083%	7/1/53	7,805	6,600
[2]	Johns Hopkins University	2.813%	1/1/60	2,700	1,667
	Leland Stanford Junior University	2.413%	6/1/50	2,319	1,445
	Lowe's Cos. Inc.	3.100%	5/3/27	8,700	8,454
	Lowe's Cos. Inc.	6.500%	3/15/29	13,301	14,279
	Lowe's Cos. Inc.	3.650%	4/5/29	8,415	8,110
	Lowe's Cos. Inc.	2.800%	9/15/41	4,250	2,997
	Lowe's Cos. Inc.	5.800%	9/15/62	16,328	16,377
[2]	Massachusetts Institute of Technology	2.294%	7/1/51	1,935	1,152
[2]	McDonald's Corp.	4.875%	7/15/40	10,000	9,479
[2]	Northeastern University	2.894%	10/1/50	6,995	4,764
[2]	Northwestern University	2.640%	12/1/50	805	506
	Thomas Jefferson University	3.847%	11/1/57	7,065	5,202
[2]	Trustees of Princeton University	2.516%	7/1/50	1,997	1,276
	Trustees of Princeton University	4.201%	3/1/52	2,157	1,891
[2]	Trustees of the University of Pennsylvania	2.396%	10/1/50	6,430	3,937
[2]	University of Chicago	2.761%	4/1/45	5,825	4,436
[2]	University of Southern California	2.945%	10/1/51	1,600	1,081
	University of Southern California	4.976%	10/1/53	18,550	18,124
[2]	Yale University	2.402%	4/15/50	1,366	846
					602,579
Consumer Staples (0.9%)
	Anheuser-Busch Cos. LLC	6.500%	1/1/28	19,550	20,601
[2]	Anheuser-Busch Cos. LLC	4.700%	2/1/36	60,450	58,613
[2]	Anheuser-Busch Cos. LLC	4.900%	2/1/46	54,069	50,603
	Anheuser-Busch InBev Worldwide Inc.	5.450%	1/23/39	6,675	6,833
	Anheuser-Busch InBev Worldwide Inc.	4.950%	1/15/42	51,856	49,479
	Anheuser-Busch InBev Worldwide Inc.	5.550%	1/23/49	25,167	25,603
	Anheuser-Busch InBev Worldwide Inc.	5.800%	1/23/59	10,479	11,023
	BAT Capital Corp.	6.343%	8/2/30	10,115	10,795
	BAT Capital Corp.	6.000%	2/20/34	9,900	10,358
	BAT Capital Corp.	4.390%	8/15/37	34,100	30,200
	BAT Capital Corp.	7.079%	8/2/43	11,335	12,554
[5]	Cargill Inc.	6.875%	5/1/28	19,355	20,446
[5]	CK Hutchison International 20 Ltd.	3.375%	5/8/50	22,015	16,368
	Coca-Cola Consolidated Inc.	5.250%	6/1/29	30,002	30,673
	Coca-Cola Consolidated Inc.	5.450%	6/1/34	15,575	16,017
[2]	Colgate-Palmolive Co.	7.600%	5/19/25	13,920	14,005
[5]	Danone SA	2.947%	11/2/26	30,550	29,789
	Diageo Capital plc	2.375%	10/24/29	20,000	18,220
	Diageo Capital plc	2.000%	4/29/30	5,830	5,137
	Diageo Capital plc	2.125%	4/29/32	1,845	1,546
	Kenvue Inc.	5.000%	3/22/30	33,325	33,918
	Kenvue Inc.	5.100%	3/22/43	15,025	14,727

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Kenvue Inc.	5.050%	3/22/53	10,935	10,502
	Molson Coors Beverage Co.	3.000%	7/15/26	54,900	53,807
	Philip Morris International Inc.	5.125%	11/17/27	39,385	40,017
	Philip Morris International Inc.	5.625%	11/17/29	39,305	40,908
	Philip Morris International Inc.	5.125%	2/15/30	107,792	109,753
	Philip Morris International Inc.	5.125%	2/13/31	28,130	28,623
	Philip Morris International Inc.	4.750%	11/1/31	21,770	21,655
	Philip Morris International Inc.	5.750%	11/17/32	50,815	53,284
	Philip Morris International Inc.	5.375%	2/15/33	79,294	81,139
	Philip Morris International Inc.	5.250%	2/13/34	72,635	73,498
	Philip Morris International Inc.	4.375%	11/15/41	3,744	3,274
	Philip Morris International Inc.	4.500%	3/20/42	3,294	2,932
	Philip Morris International Inc.	4.125%	3/4/43	3,565	2,993
	Philip Morris International Inc.	4.875%	11/15/43	11,614	10,694
	Philip Morris International Inc.	4.250%	11/10/44	29,010	24,611
	Reynolds American Inc.	5.850%	8/15/45	8,075	7,855
					1,053,053
Energy (1.4%)
	BP Capital Markets America Inc.	1.749%	8/10/30	12,780	11,028
	BP Capital Markets America Inc.	2.721%	1/12/32	38,165	33,456
	BP Capital Markets America Inc.	4.812%	2/13/33	38,275	37,775
	BP Capital Markets America Inc.	4.893%	9/11/33	39,975	39,463
	BP Capital Markets America Inc.	5.227%	11/17/34	58,520	59,050
	BP Capital Markets America Inc.	3.060%	6/17/41	20,000	14,953
	BP Capital Markets America Inc.	2.772%	11/10/50	11,870	7,422
	BP Capital Markets America Inc.	2.939%	6/4/51	30,385	19,579
	BP Capital Markets America Inc.	3.001%	3/17/52	54,366	35,363
	BP Capital Markets America Inc.	3.379%	2/8/61	12,750	8,397
	Cheniere Energy Partners LP	5.950%	6/30/33	16,500	17,115
[5]	Columbia Pipelines Holding Co. LLC	5.097%	10/1/31	8,490	8,435
[5]	Columbia Pipelines Holding Co. LLC	5.681%	1/15/34	4,550	4,575
[5]	Columbia Pipelines Operating Co. LLC	5.927%	8/15/30	11,830	12,320
[5]	Columbia Pipelines Operating Co. LLC	6.036%	11/15/33	12,665	13,196
[5]	Columbia Pipelines Operating Co. LLC	6.497%	8/15/43	39,861	42,336
[5]	Columbia Pipelines Operating Co. LLC	6.544%	11/15/53	14,928	16,153
[5]	Columbia Pipelines Operating Co. LLC	6.714%	8/15/63	8,253	9,046
	Eastern Gas Transmission & Storage Inc.	3.000%	11/15/29	19,580	18,202
[2]	Eastern Gas Transmission & Storage Inc.	4.800%	11/1/43	4,185	3,802
[2]	Eastern Gas Transmission & Storage Inc.	4.600%	12/15/44	24,863	21,512
[5]	EIG Pearl Holdings Sarl	3.545%	8/31/36	21,064	18,608
[5]	EIG Pearl Holdings Sarl	4.387%	11/30/46	16,115	12,952
	Enbridge Inc.	6.700%	11/15/53	12,000	13,312
	Enbridge Inc.	5.950%	4/5/54	9,700	9,839
	Energy Transfer LP	5.250%	4/15/29	40,000	40,585
[4]	Energy Transfer LP	5.200%	4/1/30	11,955	12,083
	Energy Transfer LP	5.550%	5/15/34	8,900	8,978
	Energy Transfer LP	5.150%	2/1/43	4,845	4,388
	Energy Transfer LP	5.350%	5/15/45	4,800	4,425
	Energy Transfer LP	6.125%	12/15/45	5,000	5,044
	Energy Transfer LP	5.300%	4/15/47	5,745	5,209
	Energy Transfer LP	5.400%	10/1/47	26,823	24,697
	Energy Transfer LP	6.000%	6/15/48	14,542	14,410
	Energy Transfer LP	5.000%	5/15/50	5,110	4,435
	Energy Transfer LP	5.950%	5/15/54	22,860	22,592
[4]	Energy Transfer LP	6.200%	4/1/55	22,863	23,354
[5]	Eni SpA	5.950%	5/15/54	22,380	22,205
	Enterprise Products Operating LLC	5.950%	2/1/41	3,000	3,152
	Enterprise Products Operating LLC	5.100%	2/15/45	15,220	14,301
	Enterprise Products Operating LLC	4.900%	5/15/46	7,125	6,519
	Enterprise Products Operating LLC	4.800%	2/1/49	19,387	17,342
	Enterprise Products Operating LLC	3.300%	2/15/53	9,600	6,551
	Exxon Mobil Corp.	2.610%	10/15/30	29,975	27,164
	Exxon Mobil Corp.	4.114%	3/1/46	5,060	4,223
[5]	Galaxy Pipeline Assets Bidco Ltd.	2.160%	3/31/34	39,833	34,912
[5]	Galaxy Pipeline Assets Bidco Ltd.	2.940%	9/30/40	40,019	32,521
[5]	Greensaif Pipelines Bidco Sarl	5.853%	2/23/36	15,660	15,889
[5]	Greensaif Pipelines Bidco Sarl	6.129%	2/23/38	8,839	9,091
[2]	Greensaif Pipelines Bidco Sarl	6.129%	2/23/38	8,075	8,276
[5]	Greensaif Pipelines Bidco Sarl	6.510%	2/23/42	26,755	27,788

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Greensaif Pipelines Bidco Sarl	6.103%	8/23/42	26,490	26,496
	MPLX LP	2.650%	8/15/30	6,929	6,174
	MPLX LP	4.950%	9/1/32	7,275	7,153
	MPLX LP	5.500%	6/1/34	25,810	25,926
	ONEOK Inc.	5.650%	11/1/28	10,995	11,326
	ONEOK Inc.	4.750%	10/15/31	22,625	22,250
	ONEOK Inc.	6.050%	9/1/33	5,000	5,238
[5]	Schlumberger Holdings Corp.	3.900%	5/17/28	31,025	30,444
[5]	Schlumberger Holdings Corp.	5.000%	11/15/29	14,400	14,642
[2]	Shell Finance US Inc.	4.125%	5/11/35	43,465	40,761
[2]	Shell Finance US Inc.	4.550%	8/12/43	2,650	2,377
[2]	Shell Finance US Inc.	4.375%	5/11/45	117,650	101,549
[2]	Shell Finance US Inc.	4.000%	5/10/46	10,000	8,118
	Shell International Finance BV	5.500%	3/25/40	12,990	13,415
	Shell International Finance BV	2.875%	11/26/41	15,000	10,884
	Shell International Finance BV	3.000%	11/26/51	47,845	31,568
	Suncor Energy Inc.	5.950%	12/1/34	20,700	21,547
	Targa Resources Corp.	6.150%	3/1/29	29,070	30,444
	Targa Resources Corp.	5.550%	8/15/35	43,355	43,507
	Targa Resources Corp.	6.125%	5/15/55	34,495	34,923
	TotalEnergies Capital SA	5.150%	4/5/34	29,905	30,220
	TotalEnergies Capital SA	5.488%	4/5/54	14,760	14,553
	TotalEnergies Capital SA	5.275%	9/10/54	14,655	14,028
	TotalEnergies Capital SA	5.638%	4/5/64	22,020	21,705
	TotalEnergies Capital SA	5.425%	9/10/64	29,105	27,790
	TransCanada PipeLines Ltd.	4.875%	1/15/26	36,221	36,219
	TransCanada PipeLines Ltd.	4.100%	4/15/30	3,885	3,737
[5]	Whistler Pipeline LLC	5.400%	9/30/29	7,725	7,789
[5]	Whistler Pipeline LLC	5.700%	9/30/31	5,790	5,878
					1,538,684
Financials (9.8%)
[5]	Abu Dhabi Developmental Holding Co. PJSC	5.375%	5/8/29	37,660	38,504
[5]	Abu Dhabi Developmental Holding Co. PJSC	4.375%	10/2/31	38,985	37,969
[5]	Abu Dhabi Developmental Holding Co. PJSC	5.500%	5/8/34	59,425	61,537
	ACE Capital Trust II	9.700%	4/1/30	20,000	23,550
	AerCap Ireland Capital DAC	3.000%	10/29/28	15,230	14,298
	AerCap Ireland Capital DAC	3.300%	1/30/32	3,550	3,145
[5]	AIB Group plc	5.871%	3/28/35	16,510	16,989
	Allstate Corp.	5.250%	3/30/33	10,000	10,143
	Allstate Corp.	5.550%	5/9/35	6,611	6,813
	Allstate Corp.	3.850%	8/10/49	4,741	3,647
	American Express Co.	5.282%	7/27/29	9,700	9,915
	American Express Co.	5.532%	4/25/30	9,500	9,793
	American Express Co.	6.489%	10/30/31	10,570	11,421
	American Express Co.	5.043%	5/1/34	66,555	66,734
	American Express Co.	5.625%	7/28/34	6,675	6,810
	American Express Co.	5.915%	4/25/35	8,900	9,220
	American Express Co.	5.284%	7/26/35	14,900	15,011
	American International Group Inc.	6.250%	5/1/36	7,775	8,366
	American International Group Inc.	4.800%	7/10/45	10,680	9,819
	American International Group Inc.	4.750%	4/1/48	17,120	15,497
	American International Group Inc.	4.375%	6/30/50	12,500	10,659
	Ameriprise Financial Inc.	5.700%	12/15/28	16,748	17,396
	Ameriprise Financial Inc.	4.500%	5/13/32	11,845	11,537
	Ameriprise Financial Inc.	5.150%	5/15/33	16,715	16,852
	Aon Corp.	2.850%	5/28/27	18,870	18,239
	Arthur J Gallagher & Co.	4.850%	12/15/29	4,450	4,468
	Arthur J Gallagher & Co.	5.150%	2/15/35	7,835	7,797
[5]	Athene Global Funding	5.349%	7/9/27	35,830	36,287
[5]	Athene Global Funding	1.985%	8/19/28	290	264
[5]	Athene Global Funding	2.717%	1/7/29	33,350	30,751
[5]	Athene Global Funding	5.583%	1/9/29	28,585	29,235
[5]	Athene Global Funding	4.721%	10/8/29	39,962	39,397
[5]	Athene Global Funding	5.380%	1/7/30	43,770	44,335
	Athene Holding Ltd.	4.125%	1/12/28	6,663	6,570
	Athene Holding Ltd.	6.250%	4/1/54	28,100	28,955
[5]	Australia & New Zealand Banking Group Ltd.	2.570%	11/25/35	22,135	19,211
[5]	Aviation Capital Group LLC	1.950%	9/20/26	14,298	13,686
[2]	Banco Santander SA	5.365%	7/15/28	30,400	30,780

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Banco Santander SA	2.749%	12/3/30	8,400	7,339
[2]	Bank of America Corp.	3.559%	4/23/27	86,705	85,682
[2]	Bank of America Corp.	3.593%	7/21/28	47,950	46,725
[2]	Bank of America Corp.	4.948%	7/22/28	8,415	8,469
	Bank of America Corp.	6.204%	11/10/28	9,700	10,066
[2]	Bank of America Corp.	3.419%	12/20/28	8,681	8,384
	Bank of America Corp.	5.202%	4/25/29	5,000	5,069
[2]	Bank of America Corp.	4.271%	7/23/29	74,365	73,323
	Bank of America Corp.	5.819%	9/15/29	9,500	9,829
[2]	Bank of America Corp.	3.974%	2/7/30	80,000	77,642
[2]	Bank of America Corp.	3.194%	7/23/30	35,285	33,009
	Bank of America Corp.	5.162%	1/24/31	40,620	41,127
[2]	Bank of America Corp.	2.496%	2/13/31	50,870	45,545
	Bank of America Corp.	2.572%	10/20/32	17,275	14,916
[2]	Bank of America Corp.	5.015%	7/22/33	10,085	10,048
	Bank of America Corp.	5.872%	9/15/34	75,105	78,654
	Bank of America Corp.	5.511%	1/24/36	35,200	35,971
	Bank of America Corp.	3.846%	3/8/37	40,872	36,857
[2]	Bank of America Corp.	5.875%	2/7/42	9,965	10,631
	Bank of America Corp.	3.311%	4/22/42	55,635	42,769
[2]	Bank of America Corp.	5.000%	1/21/44	39,433	37,792
[2]	Bank of America Corp.	3.946%	1/23/49	5,380	4,316
[2]	Bank of America Corp.	4.330%	3/15/50	66,970	56,474
	Bank of America Corp.	2.972%	7/21/52	65,950	43,374
[2]	Bank of New York Mellon Corp.	5.148%	5/22/26	17,665	17,686
[2]	Bank of New York Mellon Corp.	5.834%	10/25/33	18,540	19,569
	Bank of New York Mellon Corp.	4.706%	2/1/34	14,535	14,231
[2]	Bank of New York Mellon Corp.	4.967%	4/26/34	39,750	39,616
[2]	Bank of New York Mellon Corp.	6.474%	10/25/34	8,245	9,067
[2]	Bank of New York Mellon Corp.	5.188%	3/14/35	1,615	1,629
	Bank of Nova Scotia	5.350%	12/7/26	58,000	58,868
	Bank of Nova Scotia	1.950%	2/2/27	12,470	11,931
[5]	Banque Federative du Credit Mutuel SA	1.604%	10/4/26	34,305	32,766
[5]	Banque Federative du Credit Mutuel SA	5.538%	1/22/30	45,818	47,130
[2]	Barclays plc	2.852%	5/7/26	9,975	9,941
	Barclays plc	2.279%	11/24/27	14,930	14,329
	Barclays plc	5.086%	2/25/29	32,450	32,642
	Barclays plc	2.667%	3/10/32	40,502	35,338
	Barclays plc	5.335%	9/10/35	9,500	9,359
	Barclays plc	3.330%	11/24/42	27,170	20,263
[5]	Beacon Funding Trust	6.266%	8/15/54	43,160	44,002
	BlackRock Funding Inc.	5.250%	3/14/54	30,180	29,501
	BlackRock Funding Inc.	5.350%	1/8/55	21,755	21,576
	Blackrock Inc.	2.100%	2/25/32	24,849	20,971
	Blackrock Inc.	4.750%	5/25/33	68,215	68,078
[5]	Blackstone Holdings Finance Co. LLC	2.550%	3/30/32	22,680	19,368
[5]	BNP Paribas SA	1.323%	1/13/27	18,995	18,467
[5]	BNP Paribas SA	3.500%	11/16/27	69,325	67,135
[5]	BNP Paribas SA	2.591%	1/20/28	25,560	24,560
[5]	BNP Paribas SA	5.335%	6/12/29	36,955	37,580
[5]	BNP Paribas SA	5.497%	5/20/30	8,245	8,402
[5]	BNP Paribas SA	5.786%	1/13/33	39,575	40,589
[5]	BNP Paribas SA	5.738%	2/20/35	9,500	9,737
[5]	BPCE SA	2.045%	10/19/27	25,245	24,140
[5]	BPCE SA	3.500%	10/23/27	64,230	62,073
[5]	BPCE SA	5.281%	5/30/29	19,230	19,595
[5]	BPCE SA	2.700%	10/1/29	50,000	45,701
[5]	BPCE SA	5.876%	1/14/31	19,235	19,783
[5]	BPCE SA	7.003%	10/19/34	6,675	7,326
[5]	BPCE SA	5.936%	5/30/35	10,150	10,365
[5]	Brighthouse Financial Global Funding	1.550%	5/24/26	20,210	19,451
[5]	Brighthouse Financial Global Funding	2.000%	6/28/28	16,275	14,800
[5]	Brighthouse Financial Global Funding	5.650%	6/10/29	39,595	40,339
	Canadian Imperial Bank of Commerce	5.237%	6/28/27	35,885	36,444
	Canadian Imperial Bank of Commerce	4.508%	9/11/27	30,005	29,972
	Canadian Imperial Bank of Commerce	4.631%	9/11/30	35,495	35,210
	Capital One Financial Corp.	7.149%	10/29/27	15,235	15,806
	Capital One Financial Corp.	6.312%	6/8/29	11,785	12,278
	Capital One Financial Corp.	5.700%	2/1/30	16,562	16,997
[2]	Capital One Financial Corp.	7.624%	10/30/31	31,761	35,557

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Capital One Financial Corp.	5.817%	2/1/34	8,000	8,174
	Capital One Financial Corp.	6.377%	6/8/34	71,120	75,461
	Capital One Financial Corp.	6.051%	2/1/35	50,194	52,165
	Capital One Financial Corp.	5.884%	7/26/35	33,153	34,075
	Capital One Financial Corp.	6.183%	1/30/36	14,965	15,238
	Charles Schwab Corp.	3.200%	3/2/27	14,750	14,421
	Charles Schwab Corp.	2.000%	3/20/28	20,309	18,894
	Chubb Corp.	6.000%	5/11/37	50,000	54,106
	Chubb INA Holdings LLC	4.350%	11/3/45	23,885	20,846
	Citigroup Inc.	1.462%	6/9/27	62,962	60,478
[2]	Citigroup Inc.	3.070%	2/24/28	65,000	63,027
	Citigroup Inc.	4.125%	7/25/28	9,025	8,868
[2]	Citigroup Inc.	3.520%	10/27/28	33,088	32,092
	Citigroup Inc.	5.174%	2/13/30	5,000	5,053
[2]	Citigroup Inc.	3.878%	1/24/39	37,030	31,700
	Citigroup Inc.	2.904%	11/3/42	19,370	13,877
	Citizens Financial Group Inc.	5.841%	1/23/30	5,795	5,955
[5]	CNO Global Funding	5.875%	6/4/27	34,533	35,406
[5]	CNO Global Funding	4.875%	12/10/27	6,940	6,949
[5]	CNO Global Funding	2.650%	1/6/29	12,585	11,624
[5]	Commonwealth Bank of Australia	5.071%	9/14/28	36,585	37,427
[5]	Commonwealth Bank of Australia	2.688%	3/11/31	74,015	64,600
[5]	Commonwealth Bank of Australia	3.784%	3/14/32	9,885	9,022
[5]	Cooperatieve Rabobank UA	1.106%	2/24/27	46,710	45,156
[5]	Cooperatieve Rabobank UA	4.655%	8/22/28	26,667	26,588
	Corebridge Financial Inc.	3.900%	4/5/32	30,000	27,855
	Corebridge Financial Inc.	6.050%	9/15/33	5,070	5,327
	Corebridge Financial Inc.	5.750%	1/15/34	38,315	39,726
	Corebridge Financial Inc.	4.350%	4/5/42	2,760	2,376
	Corebridge Financial Inc.	4.400%	4/5/52	34,623	28,684
[5]	Corebridge Global Funding	5.750%	7/2/26	17,660	17,941
[5]	Corebridge Global Funding	5.900%	9/19/28	8,525	8,866
[5]	Corebridge Global Funding	5.200%	1/12/29	21,335	21,716
[5]	Corebridge Global Funding	5.200%	6/24/29	14,205	14,455
[5]	Credit Agricole SA	5.589%	7/5/26	40,520	41,119
[5]	Credit Agricole SA	4.631%	9/11/28	32,140	31,999
[5]	Credit Agricole SA	6.316%	10/3/29	16,442	17,218
[5]	Danske Bank A/S	1.621%	9/11/26	28,990	28,547
[5]	Danske Bank A/S	6.259%	9/22/26	35,035	35,336
[5]	Danske Bank A/S	1.549%	9/10/27	55,460	52,999
[5]	Danske Bank A/S	5.705%	3/1/30	1,915	1,974
	Deutsche Bank AG	6.720%	1/18/29	5,860	6,126
	Deutsche Bank AG	6.819%	11/20/29	26,925	28,596
[5]	DNB Bank ASA	1.535%	5/25/27	44,030	42,386
[5]	DNB Bank ASA	1.605%	3/30/28	45,870	43,128
[5]	Equitable Financial Life Global Funding	1.300%	7/12/26	26,755	25,657
[5]	Equitable Financial Life Global Funding	1.700%	11/12/26	12,440	11,880
[5]	Equitable Financial Life Global Funding	1.400%	8/27/27	18,220	16,863
[5]	Equitable Financial Life Global Funding	4.875%	11/19/27	8,245	8,289
[5]	Equitable Financial Life Global Funding	1.800%	3/8/28	28,220	25,954
[5]	Farmers Exchange Capital	7.050%	7/15/28	25,000	26,185
[5]	Federation des Caisses Desjardins du Quebec	5.147%	11/27/28	35,825	36,786
[5]	Federation des Caisses Desjardins du Quebec	5.250%	4/26/29	62,400	63,507
	Fifth Third Bancorp	4.055%	4/25/28	15,040	14,833
	Fifth Third Bancorp	4.337%	4/25/33	32,330	30,634
[5]	Five Corners Funding Trust II	2.850%	5/15/30	34,750	31,607
[5]	Five Corners Funding Trust III	5.791%	2/15/33	26,260	27,198
[5]	Five Corners Funding Trust IV	5.997%	2/15/53	47,972	49,820
[5]	GA Global Funding Trust	4.400%	9/23/27	49,745	49,353
[5]	GA Global Funding Trust	5.500%	1/8/29	16,439	16,782
[5]	GA Global Funding Trust	5.200%	12/9/31	25,315	25,217
[5]	GA Global Funding Trust	5.900%	1/13/35	26,572	27,232
	Goldman Sachs Group Inc.	3.850%	1/26/27	17,980	17,774
	Goldman Sachs Group Inc.	1.431%	3/9/27	30,000	29,054
	Goldman Sachs Group Inc.	1.542%	9/10/27	97,685	93,204
[2]	Goldman Sachs Group Inc.	3.691%	6/5/28	20,055	19,627
[2]	Goldman Sachs Group Inc.	3.814%	4/23/29	23,795	23,162
[2]	Goldman Sachs Group Inc.	4.223%	5/1/29	67,740	66,793
	Goldman Sachs Group Inc.	3.800%	3/15/30	23,040	22,041
	Goldman Sachs Group Inc.	4.692%	10/23/30	9,500	9,432

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Goldman Sachs Group Inc.	1.992%	1/27/32	30,600	25,912
	Goldman Sachs Group Inc.	2.615%	4/22/32	88,125	76,966
	Goldman Sachs Group Inc.	2.383%	7/21/32	94,160	80,635
	Goldman Sachs Group Inc.	2.650%	10/21/32	14,050	12,149
	Goldman Sachs Group Inc.	3.102%	2/24/33	26,995	23,795
	Goldman Sachs Group Inc.	6.750%	10/1/37	43,995	48,170
	Goldman Sachs Group Inc.	6.250%	2/1/41	20,135	21,640
[2]	Goldman Sachs Group Inc.	4.800%	7/8/44	25,675	23,261
	HSBC Holdings plc	5.887%	8/14/27	45,153	45,914
[2]	HSBC Holdings plc	4.041%	3/13/28	21,805	21,495
	HSBC Holdings plc	5.597%	5/17/28	69,410	70,548
	HSBC Holdings plc	7.390%	11/3/28	36,196	38,459
[4]	HSBC Holdings plc	4.899%	3/3/29	36,580	36,669
[2]	HSBC Holdings plc	4.583%	6/19/29	40,480	40,102
	HSBC Holdings plc	2.206%	8/17/29	53,960	49,397
[2]	HSBC Holdings plc	2.357%	8/18/31	54,320	47,174
	HSBC Holdings plc	2.804%	5/24/32	36,410	31,781
	HSBC Holdings plc	6.547%	6/20/34	9,900	10,419
	HSBC Holdings plc	6.500%	5/2/36	22,500	24,231
	HSBC Holdings plc	6.100%	1/14/42	38,220	41,256
	Huntington National Bank	4.552%	5/17/28	11,240	11,202
	ING Groep NV	3.950%	3/29/27	41,940	41,461
	ING Groep NV	1.726%	4/1/27	16,075	15,592
	ING Groep NV	5.335%	3/19/30	12,040	12,262
	Intercontinental Exchange Inc.	4.350%	6/15/29	8,575	8,507
	Intercontinental Exchange Inc.	4.600%	3/15/33	38,595	37,696
	Intercontinental Exchange Inc.	2.650%	9/15/40	14,275	10,337
	Intercontinental Exchange Inc.	4.250%	9/21/48	22,142	18,789
	Intercontinental Exchange Inc.	3.000%	6/15/50	63,107	41,954
	Intercontinental Exchange Inc.	4.950%	6/15/52	89,702	83,011
[5]	Jackson National Life Global Funding	5.550%	7/2/27	19,860	20,208
[5]	Jackson National Life Insurance Co.	8.150%	3/15/27	18,890	19,697
	JPMorgan Chase & Co.	4.851%	7/25/28	5,000	5,023
	JPMorgan Chase & Co.	2.069%	6/1/29	42,085	38,811
[2]	JPMorgan Chase & Co.	4.452%	12/5/29	64,735	64,137
	JPMorgan Chase & Co.	5.012%	1/23/30	24,600	24,859
[2]	JPMorgan Chase & Co.	3.702%	5/6/30	16,000	15,349
	JPMorgan Chase & Co.	4.603%	10/22/30	77,025	76,390
	JPMorgan Chase & Co.	5.140%	1/24/31	16,685	16,929
	JPMorgan Chase & Co.	2.580%	4/22/32	58,675	51,491
	JPMorgan Chase & Co.	4.586%	4/26/33	30,000	29,274
	JPMorgan Chase & Co.	5.350%	6/1/34	104,600	106,396
	JPMorgan Chase & Co.	5.336%	1/23/35	9,700	9,834
[2]	JPMorgan Chase & Co.	3.109%	4/22/41	19,440	14,835
	JPMorgan Chase & Co.	5.600%	7/15/41	96,000	98,944
	JPMorgan Chase & Co.	5.400%	1/6/42	18,035	18,233
	JPMorgan Chase & Co.	3.157%	4/22/42	50,000	37,686
	JPMorgan Chase & Co.	5.625%	8/16/43	16,100	16,334
	JPMorgan Chase & Co.	4.950%	6/1/45	15,000	13,928
[2]	JPMorgan Chase & Co.	3.964%	11/15/48	170,535	137,379
[2]	JPMorgan Chase & Co.	3.109%	4/22/51	19,885	13,560
[5]	KBC Group NV	5.796%	1/19/29	3,602	3,700
[5]	KBC Group NV	6.324%	9/21/34	28,255	30,171
[5]	Liberty Mutual Group Inc.	4.569%	2/1/29	23,725	23,495
[5]	Liberty Mutual Group Inc.	5.500%	6/15/52	26,870	25,500
[5]	Liberty Mutual Insurance Co.	7.875%	10/15/26	31,210	32,345
[2]	Lloyds Banking Group plc	3.574%	11/7/28	7,275	7,046
	Lloyds Banking Group plc	5.087%	11/26/28	23,710	23,881
	Lloyds Banking Group plc	5.679%	1/5/35	9,500	9,694
[5]	Lseg US Fin Corp.	5.297%	3/28/34	8,475	8,600
[5]	LSEGA Financing plc	2.000%	4/6/28	24,615	22,768
[5]	LSEGA Financing plc	2.500%	4/6/31	30,382	26,626
	M&T Bank Corp.	7.413%	10/30/29	29,435	31,852
[5]	Macquarie Group Ltd.	1.935%	4/14/28	42,835	40,378
[5]	Macquarie Group Ltd.	2.871%	1/14/33	50,277	43,515
	Manufacturers & Traders Trust Co.	4.700%	1/27/28	78,846	79,088
	Marsh & McLennan Cos. Inc.	4.375%	3/15/29	23,405	23,247
	Marsh & McLennan Cos. Inc.	4.900%	3/15/49	4,965	4,575
	Marsh & McLennan Cos. Inc.	2.900%	12/15/51	20,255	12,966
	Marsh & McLennan Cos. Inc.	5.450%	3/15/53	7,835	7,735

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Massachusetts Mutual Life Insurance Co.	3.200%	12/1/61	30,000	18,696
[5]	Met Tower Global Funding	5.250%	4/12/29	11,205	11,474
	MetLife Inc.	4.125%	8/13/42	15,565	13,345
	MetLife Inc.	4.875%	11/13/43	17,000	15,866
	MetLife Inc.	5.000%	7/15/52	15,634	14,545
[5]	Metropolitan Life Global Funding I	3.450%	12/18/26	23,660	23,273
[5]	Metropolitan Life Global Funding I	3.000%	9/19/27	21,455	20,707
[5]	Metropolitan Life Global Funding I	4.300%	8/25/29	15,345	15,127
[5]	Metropolitan Life Global Funding I	2.400%	1/11/32	53,825	46,178
[5]	Metropolitan Life Global Funding I	5.150%	3/28/33	16,475	16,615
	Mitsubishi UFJ Financial Group Inc.	5.017%	7/20/28	31,915	32,176
[2]	Morgan Stanley	6.250%	8/9/26	20,000	20,484
	Morgan Stanley	3.625%	1/20/27	60,000	59,229
[2]	Morgan Stanley	3.772%	1/24/29	64,293	62,729
	Morgan Stanley	5.230%	1/15/31	27,915	28,352
[2]	Morgan Stanley	2.699%	1/22/31	74,290	67,245
[2]	Morgan Stanley	1.928%	4/28/32	50,000	41,894
[2]	Morgan Stanley	2.239%	7/21/32	81,175	68,976
[2]	Morgan Stanley	2.511%	10/20/32	36,580	31,454
	Morgan Stanley	2.943%	1/21/33	31,555	27,668
	Morgan Stanley	6.627%	11/1/34	21,815	23,882
	Morgan Stanley	5.466%	1/18/35	19,775	20,095
	Morgan Stanley	5.587%	1/18/36	21,410	21,951
	Morgan Stanley	2.484%	9/16/36	37,680	31,305
	Morgan Stanley	5.948%	1/19/38	25,160	25,667
	Morgan Stanley	4.300%	1/27/45	18,360	15,751
	Nasdaq Inc.	5.550%	2/15/34	16,259	16,843
	Nasdaq Inc.	3.950%	3/7/52	9,287	7,295
	Nasdaq Inc.	5.950%	8/15/53	39,360	41,005
	Nasdaq Inc.	6.100%	6/28/63	12,417	12,925
	National Australia Bank Ltd.	3.905%	6/9/27	33,500	33,210
[5]	National Australia Bank Ltd.	5.134%	11/28/28	51,330	52,709
[5]	National Australia Bank Ltd.	2.332%	8/21/30	75,550	65,753
[5]	National Securities Clearing Corp.	5.100%	11/21/27	52,090	53,014
[5]	Nationwide Financial Services Inc.	3.900%	11/30/49	48,905	37,466
[5]	Nationwide Mutual Insurance Co.	4.350%	4/30/50	41,675	32,488
	NatWest Group plc	1.642%	6/14/27	29,040	27,946
[5]	NBK SPC Ltd.	1.625%	9/15/27	67,900	64,385
[5]	New York Life Global Funding	5.000%	1/9/34	39,770	40,018
[5]	New York Life Insurance Co.	5.875%	5/15/33	55,395	58,462
[5]	New York Life Insurance Co.	3.750%	5/15/50	9,245	6,979
[5]	New York Life Insurance Co.	4.450%	5/15/69	15,270	12,229
[5]	Nordea Bank Abp	1.500%	9/30/26	65,800	62,825
[5]	Northwestern Mutual Global Funding	5.160%	5/28/31	27,865	28,449
[5]	Northwestern Mutual Life Insurance Co.	3.850%	9/30/47	30,684	23,775
[5]	Northwestern Mutual Life Insurance Co.	3.625%	9/30/59	9,324	6,492
[5]	Nuveen LLC	5.550%	1/15/30	4,255	4,374
[5]	Nuveen LLC	5.850%	4/15/34	9,655	9,926
[5]	Pacific LifeCorp	5.400%	9/15/52	18,030	17,472
[5]	Penske Truck Leasing Co. LP	3.950%	3/10/25	52,010	51,989
[5]	Penske Truck Leasing Co. LP	4.450%	1/29/26	16,450	16,414
[5]	Penske Truck Leasing Co. LP	5.875%	11/15/27	42,565	43,776
[5]	Penske Truck Leasing Co. LP	5.700%	2/1/28	37,855	38,827
[5]	Penske Truck Leasing Co. LP	6.050%	8/1/28	37,310	38,737
[5]	Penske Truck Leasing Co. LP	5.350%	3/30/29	13,045	13,286
[5]	Penske Truck Leasing Co. LP	5.250%	2/1/30	15,300	15,525
[5]	Penske Truck Leasing Co. LP	6.200%	6/15/30	7,282	7,709
[2]	PNC Bank NA	3.100%	10/25/27	41,975	40,592
[2]	PNC Bank NA	3.250%	1/22/28	60,465	58,522
[5]	Pricoa Global Funding I	5.100%	5/30/28	33,975	34,614
[5]	Pricoa Global Funding I	4.650%	8/27/31	17,999	17,750
[5]	Principal Life Global Funding II	2.500%	9/16/29	25,000	22,901
	Progressive Corp.	4.950%	6/15/33	54,414	54,792
	Progressive Corp.	4.125%	4/15/47	9,955	8,264
[5]	Prologis Targeted US Logistics Fund LP	5.250%	1/15/35	18,116	18,163
[5]	Protective Life Global Funding	4.714%	7/6/27	18,335	18,435
[5]	Protective Life Global Funding	5.432%	1/14/32	20,580	21,088
	Prudential Financial Inc.	3.905%	12/7/47	7,767	6,140
[5]	RGA Global Funding	2.700%	1/18/29	14,330	13,355
[5]	RGA Global Funding	5.448%	5/24/29	19,510	20,041

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	RGA Global Funding	5.250%	1/9/30	27,510	27,931
[5]	RGA Global Funding	5.500%	1/11/31	16,515	17,008
[5]	RGA Global Funding	5.050%	12/6/31	39,225	39,294
[2]	Royal Bank of Canada	5.000%	2/1/33	44,538	44,718
[5]	Standard Chartered plc	6.301%	1/9/29	32,130	33,346
[5]	Standard Chartered plc	5.545%	1/21/29	45,955	46,709
[5]	Standard Chartered plc	5.005%	10/15/30	20,370	20,357
	State Street Corp.	4.821%	1/26/34	14,655	14,455
	State Street Corp.	5.146%	2/28/36	27,855	27,983
[5]	Svenska Handelsbanken AB	1.418%	6/11/27	62,395	59,932
[5]	Swedbank AB	6.136%	9/12/26	33,865	34,634
[5]	Swedbank AB	4.998%	11/20/29	43,980	44,606
[5]	Teachers Insurance & Annuity Association of America	4.900%	9/15/44	32,380	29,701
[5]	Teachers Insurance & Annuity Association of America	4.270%	5/15/47	42,390	35,257
	Toronto-Dominion Bank	4.456%	6/8/32	13,271	12,832
[2]	Truist Financial Corp.	3.700%	6/5/25	49,000	48,856
[2]	Truist Financial Corp.	4.873%	1/26/29	34,945	35,087
	UBS AG	7.500%	2/15/28	38,712	41,825
	UBS AG	5.650%	9/11/28	52,280	54,068
[5]	UBS Group AG	1.305%	2/2/27	14,940	14,498
[5]	UBS Group AG	1.494%	8/10/27	40,005	38,243
[5]	UBS Group AG	3.869%	1/12/29	15,905	15,548
[5]	UBS Group AG	5.428%	2/8/30	7,425	7,565
[5]	UBS Group AG	5.617%	9/13/30	20,930	21,530
[5]	UBS Group AG	2.095%	2/11/32	23,650	20,108
[5]	UBS Group AG	3.091%	5/14/32	68,085	60,894
[5]	UBS Group AG	2.746%	2/11/33	16,800	14,425
[5]	UBS Group AG	6.537%	8/12/33	25,565	27,562
[5]	UBS Group AG	9.016%	11/15/33	9,250	11,403
[5]	UBS Group AG	6.301%	9/22/34	51,695	55,423
[5]	UBS Group AG	3.179%	2/11/43	36,770	27,497
[5]	UniCredit SpA	1.982%	6/3/27	35,165	33,930
[5]	UniCredit SpA	3.127%	6/3/32	35,545	31,654
[2]	Wells Fargo & Co.	3.196%	6/17/27	60,555	59,495
[2]	Wells Fargo & Co.	3.526%	3/24/28	19,500	19,065
[2]	Wells Fargo & Co.	5.574%	7/25/29	9,900	10,142
	Wells Fargo & Co.	6.303%	10/23/29	43,660	45,867
	Wells Fargo & Co.	5.198%	1/23/30	9,900	10,033
[2]	Wells Fargo & Co.	2.879%	10/30/30	15,000	13,780
	Wells Fargo & Co.	5.244%	1/24/31	21,785	22,112
[2]	Wells Fargo & Co.	2.572%	2/11/31	83,408	75,023
[2]	Wells Fargo & Co.	3.350%	3/2/33	7,970	7,147
[2]	Wells Fargo & Co.	4.897%	7/25/33	117,741	115,915
	Wells Fargo & Co.	5.389%	4/24/34	20,025	20,234
	Wells Fargo & Co.	5.211%	12/3/35	26,795	26,717
	Wells Fargo & Co.	5.606%	1/15/44	71,831	70,941
[2]	Wells Fargo & Co.	4.650%	11/4/44	10,315	8,971
	Wells Fargo & Co.	3.900%	5/1/45	8,075	6,473
[2]	Wells Fargo & Co.	4.900%	11/17/45	19,160	17,130
[2]	Wells Fargo & Co.	4.400%	6/14/46	73,300	61,124
[2]	Wells Fargo & Co.	4.750%	12/7/46	23,150	20,147
[2]	Wells Fargo & Co.	4.611%	4/25/53	84,025	73,026
	Wells Fargo Bank NA	5.254%	12/11/26	97,083	98,471
					11,035,838
Health Care (2.1%)
	AbbVie Inc.	4.950%	3/15/31	33,475	34,007
	AbbVie Inc.	5.200%	3/15/35	18,300	18,681
	AbbVie Inc.	5.350%	3/15/44	18,173	18,287
	AbbVie Inc.	4.850%	6/15/44	5,100	4,794
	AbbVie Inc.	4.700%	5/14/45	21,111	19,338
	AbbVie Inc.	5.400%	3/15/54	37,491	37,755
	AbbVie Inc.	5.600%	3/15/55	10,035	10,397
[2]	AdventHealth Obligated Group	2.795%	11/15/51	30,030	19,443
[2]	Advocate Health & Hospitals Corp.	2.211%	6/15/30	7,210	6,407
[2]	Advocate Health & Hospitals Corp.	3.008%	6/15/50	8,980	6,135
[5]	Alcon Finance Corp.	2.750%	9/23/26	5,830	5,667
[5]	Alcon Finance Corp.	2.600%	5/27/30	5,665	5,094
[5]	Alcon Finance Corp.	5.375%	12/6/32	8,550	8,728
[5]	Alcon Finance Corp.	3.800%	9/23/49	6,025	4,572

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Alcon Finance Corp.	5.750%	12/6/52	9,480	9,611
[2]	Ascension Health	2.532%	11/15/29	22,515	20,644
[2]	Ascension Health	4.847%	11/15/53	23,970	22,364
	AstraZeneca plc	4.000%	1/17/29	44,555	43,910
	AstraZeneca plc	6.450%	9/15/37	23,385	26,266
	Banner Health	2.907%	1/1/42	29,965	21,972
[5]	Bayer US Finance II LLC	4.250%	12/15/25	46,665	46,439
[2]	Beth Israel Lahey Health Inc.	3.080%	7/1/51	8,555	5,615
[2]	Bon Secours Mercy Health Inc.	4.302%	7/1/28	20,339	20,192
[2]	Bon Secours Mercy Health Inc.	3.464%	6/1/30	17,085	16,235
[2]	Bon Secours Mercy Health Inc.	2.095%	6/1/31	11,305	9,681
	Bristol-Myers Squibb Co.	3.550%	3/15/42	63,155	50,265
	Bristol-Myers Squibb Co.	5.500%	2/22/44	11,320	11,421
	Bristol-Myers Squibb Co.	4.550%	2/20/48	5,703	5,000
	Bristol-Myers Squibb Co.	4.250%	10/26/49	37,968	31,616
	Bristol-Myers Squibb Co.	5.550%	2/22/54	14,642	14,702
	Bristol-Myers Squibb Co.	5.650%	2/22/64	60,351	60,569
[2]	Cedars-Sinai Health System	2.288%	8/15/31	43,795	37,720
[2]	Children's Hospital Corp.	2.585%	2/1/50	5,460	3,456
	Cigna Group	4.375%	10/15/28	14,010	13,901
	CommonSpirit Health	3.347%	10/1/29	36,655	34,516
	CommonSpirit Health	2.782%	10/1/30	21,827	19,592
	CommonSpirit Health	5.205%	12/1/31	40,770	41,365
[2]	CommonSpirit Health	4.350%	11/1/42	28,315	24,338
	CommonSpirit Health	3.910%	10/1/50	4,370	3,342
[2]	Cottage Health Obligated Group	3.304%	11/1/49	9,875	7,155
[5]	CSL Finance plc	4.250%	4/27/32	31,340	30,142
[5]	CSL Finance plc	4.750%	4/27/52	1,160	1,033
	CVS Health Corp.	1.750%	8/21/30	4,940	4,172
	CVS Health Corp.	4.875%	7/20/35	1,375	1,297
	CVS Health Corp.	5.050%	3/25/48	9,700	8,411
	Elevance Health Inc.	3.650%	12/1/27	20,000	19,582
	Elevance Health Inc.	4.101%	3/1/28	8,486	8,378
	Elevance Health Inc.	2.550%	3/15/31	26,925	23,691
	Elevance Health Inc.	5.500%	10/15/32	17,525	18,054
	Elevance Health Inc.	6.100%	10/15/52	4,640	4,818
	Eli Lilly & Co.	4.875%	2/27/53	8,710	8,162
	Eli Lilly & Co.	5.050%	8/14/54	13,505	12,998
	Eli Lilly & Co.	4.950%	2/27/63	7,570	7,065
	Eli Lilly & Co.	5.200%	8/14/64	4,570	4,419
	Gilead Sciences Inc.	2.600%	10/1/40	45,247	32,697
	Gilead Sciences Inc.	4.800%	4/1/44	8,075	7,463
	Gilead Sciences Inc.	4.500%	2/1/45	8,065	7,146
	Gilead Sciences Inc.	4.150%	3/1/47	14,930	12,479
	Gilead Sciences Inc.	5.550%	10/15/53	9,700	9,846
	GlaxoSmithKline Capital Inc.	5.375%	4/15/34	15,280	15,933
	HCA Inc.	5.450%	4/1/31	10,175	10,349
	HCA Inc.	6.000%	4/1/54	34,245	33,931
[2]	Indiana University Health Inc. Obligated Group	2.852%	11/1/51	12,370	8,107
	Inova Health System Foundation	4.068%	5/15/52	20,740	17,244
	Kaiser Foundation Hospitals	3.150%	5/1/27	10,731	10,458
[2]	Kaiser Foundation Hospitals	2.810%	6/1/41	37,455	27,554
	Kaiser Foundation Hospitals	4.150%	5/1/47	14,000	11,915
[2]	Kaiser Foundation Hospitals	3.002%	6/1/51	36,720	24,789
[2]	Mass General Brigham Inc.	3.192%	7/1/49	12,361	8,830
[2]	Mass General Brigham Inc.	3.342%	7/1/60	32,045	21,938
[2]	Memorial Sloan-Kettering Cancer Center	2.955%	1/1/50	18,985	12,959
	Memorial Sloan-Kettering Cancer Center	4.125%	7/1/52	8,970	7,511
[2]	Memorial Sloan-Kettering Cancer Center	4.200%	7/1/55	5,910	5,024
	Merck & Co. Inc.	4.150%	5/18/43	22,090	19,080
	Merck & Co. Inc.	4.000%	3/7/49	52,385	42,682
	Merck & Co. Inc.	5.150%	5/17/63	9,700	9,185
	Novartis Capital Corp.	4.400%	5/6/44	25,896	23,394
	OhioHealth Corp.	2.297%	11/15/31	26,665	23,141
	OhioHealth Corp.	2.834%	11/15/41	16,515	12,151
	Pfizer Inc.	3.450%	3/15/29	70,335	67,866
	Pfizer Inc.	1.700%	5/28/30	6,065	5,270
	Pfizer Inc.	4.100%	9/15/38	53,995	48,473
	Pfizer Investment Enterprises Pte. Ltd.	5.110%	5/19/43	19,907	19,187
	Pfizer Investment Enterprises Pte. Ltd.	5.300%	5/19/53	36,489	35,380

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Piedmont Healthcare Inc.	2.044%	1/1/32	8,825	7,363
[2]	Piedmont Healthcare Inc.	2.719%	1/1/42	8,830	6,345
	Piedmont Healthcare Inc.	2.864%	1/1/52	11,725	7,544
[2]	Providence St. Joseph Health Obligated Group	2.532%	10/1/29	17,470	15,927
	Providence St. Joseph Health Obligated Group	5.403%	10/1/33	14,986	15,284
[2]	Providence St. Joseph Health Obligated Group	3.930%	10/1/48	11,805	9,121
[2]	Providence St. Joseph Health Obligated Group	2.700%	10/1/51	39,905	24,130
[5]	Roche Holdings Inc.	2.607%	12/13/51	8,330	5,160
	Royalty Pharma plc	5.400%	9/2/34	14,095	14,069
	Royalty Pharma plc	3.300%	9/2/40	5,158	3,891
	Royalty Pharma plc	3.550%	9/2/50	9,555	6,613
	Royalty Pharma plc	5.900%	9/2/54	17,095	16,905
[2]	SSM Health Care Corp.	3.823%	6/1/27	34,910	34,388
[2]	Sutter Health	2.294%	8/15/30	9,670	8,564
	Takeda Pharmaceutical Co. Ltd.	2.050%	3/31/30	26,687	23,531
	Takeda Pharmaceutical Co. Ltd.	5.300%	7/5/34	53,619	54,565
	Takeda Pharmaceutical Co. Ltd.	3.025%	7/9/40	13,665	10,333
	Toledo Hospital	5.750%	11/15/38	13,705	13,766
	UnitedHealth Group Inc.	3.850%	6/15/28	34,565	33,931
	UnitedHealth Group Inc.	2.000%	5/15/30	7,515	6,599
	UnitedHealth Group Inc.	2.300%	5/15/31	14,960	13,003
	UnitedHealth Group Inc.	4.200%	5/15/32	23,545	22,559
	UnitedHealth Group Inc.	5.150%	7/15/34	7,275	7,320
	UnitedHealth Group Inc.	3.500%	8/15/39	7,480	6,114
	UnitedHealth Group Inc.	2.750%	5/15/40	8,505	6,174
	UnitedHealth Group Inc.	5.950%	2/15/41	10,250	10,732
	UnitedHealth Group Inc.	3.050%	5/15/41	34,267	25,367
	UnitedHealth Group Inc.	4.250%	3/15/43	67,400	57,868
	UnitedHealth Group Inc.	5.500%	7/15/44	29,135	28,945
	UnitedHealth Group Inc.	4.750%	7/15/45	24,520	22,209
	UnitedHealth Group Inc.	4.200%	1/15/47	8,620	7,164
	UnitedHealth Group Inc.	3.750%	10/15/47	4,985	3,821
	UnitedHealth Group Inc.	4.250%	6/15/48	22,215	18,309
	UnitedHealth Group Inc.	4.450%	12/15/48	4,970	4,214
	UnitedHealth Group Inc.	3.700%	8/15/49	23,160	17,324
	UnitedHealth Group Inc.	2.900%	5/15/50	31,449	20,095
	UnitedHealth Group Inc.	3.250%	5/15/51	40,050	27,310
	UnitedHealth Group Inc.	4.750%	5/15/52	7,175	6,281
	UnitedHealth Group Inc.	5.875%	2/15/53	62,616	64,591
	UnitedHealth Group Inc.	5.625%	7/15/54	65,598	65,525
	UnitedHealth Group Inc.	3.875%	8/15/59	19,125	13,889
	UnitedHealth Group Inc.	5.750%	7/15/64	40,450	40,376
	Wyeth LLC	5.950%	4/1/37	25,000	26,664
					2,379,279
Industrials (0.8%)
[5]	Ashtead Capital Inc.	2.450%	8/12/31	17,915	15,370
[5]	Ashtead Capital Inc.	5.500%	8/11/32	10,173	10,238
[5]	Ashtead Capital Inc.	5.550%	5/30/33	4,400	4,415
[5]	Ashtead Capital Inc.	5.950%	10/15/33	8,445	8,719
[5]	Ashtead Capital Inc.	5.800%	4/15/34	32,455	33,070
[5]	BAE Systems Holdings Inc.	3.850%	12/15/25	11,010	10,933
[5]	BAE Systems plc	3.400%	4/15/30	7,335	6,874
[5]	BAE Systems plc	5.250%	3/26/31	6,175	6,295
	Boeing Co.	8.625%	11/15/31	8,715	10,210
	Boeing Co.	6.528%	5/1/34	21,389	22,929
	Boeing Co.	5.805%	5/1/50	41,418	40,007
	Burlington Northern Santa Fe LLC	4.550%	9/1/44	6,000	5,408
	Burlington Northern Santa Fe LLC	4.150%	4/1/45	13,365	11,363
	Burlington Northern Santa Fe LLC	4.050%	6/15/48	2,715	2,236
	Burlington Northern Santa Fe LLC	3.050%	2/15/51	9,950	6,745
	Burlington Northern Santa Fe LLC	3.300%	9/15/51	20,000	14,200
	Burlington Northern Santa Fe LLC	2.875%	6/15/52	17,935	11,595
	Burlington Northern Santa Fe LLC	4.450%	1/15/53	2,609	2,265
	Canadian National Railway Co.	2.450%	5/1/50	6,870	4,145
	Canadian Pacific Railway Co.	4.950%	8/15/45	16,985	15,987
	CSX Corp.	3.350%	9/15/49	5,535	3,968
	CSX Corp.	4.900%	3/15/55	8,635	7,973
[5]	Daimler Truck Finance North America LLC	5.150%	1/16/26	14,600	14,662
[5]	Daimler Truck Finance North America LLC	5.000%	1/15/27	6,890	6,936

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Daimler Truck Finance North America LLC	3.650%	4/7/27	17,489	17,144
[5]	Daimler Truck Finance North America LLC	5.125%	1/19/28	4,630	4,688
[5]	Daimler Truck Finance North America LLC	5.375%	1/18/34	11,760	11,781
	Deere & Co.	7.125%	3/3/31	17,500	19,864
	Eaton Corp.	4.700%	8/23/52	5,205	4,719
[5]	Element Fleet Management Corp.	5.643%	3/13/27	14,900	15,150
[5]	ERAC USA Finance LLC	5.000%	2/15/29	8,975	9,093
[5]	ERAC USA Finance LLC	4.900%	5/1/33	45,854	45,526
[5]	ERAC USA Finance LLC	5.200%	10/30/34	22,750	23,004
[5]	ERAC USA Finance LLC	5.625%	3/15/42	21,787	22,221
[5]	ERAC USA Finance LLC	5.400%	5/1/53	27,091	26,818
	Honeywell International Inc.	4.250%	1/15/29	26,905	26,711
	Honeywell International Inc.	4.875%	9/1/29	5,325	5,414
	Honeywell International Inc.	4.700%	2/1/30	9,700	9,743
	Honeywell International Inc.	5.000%	2/15/33	33,516	33,768
	Honeywell International Inc.	5.375%	3/1/41	4,260	4,313
	John Deere Capital Corp.	4.500%	1/16/29	22,410	22,478
[2]	John Deere Capital Corp.	5.150%	9/8/33	27,580	28,216
	Lockheed Martin Corp.	1.850%	6/15/30	1,700	1,479
	Lockheed Martin Corp.	4.500%	5/15/36	8,015	7,668
	Lockheed Martin Corp.	4.700%	5/15/46	16,665	15,212
	Lockheed Martin Corp.	5.700%	11/15/54	19,676	20,398
	Lockheed Martin Corp.	5.200%	2/15/55	8,070	7,803
	Regal Rexnord Corp.	6.050%	2/15/26	7,196	7,253
	Republic Services Inc.	4.875%	4/1/29	3,595	3,631
	Republic Services Inc.	5.000%	12/15/33	8,415	8,436
	Republic Services Inc.	5.200%	11/15/34	19,090	19,383
	RTX Corp.	4.125%	11/16/28	12,085	11,906
	RTX Corp.	4.450%	11/16/38	1,210	1,110
[5]	Siemens Financieringsmaatschappij NV	1.700%	3/11/28	20,360	18,879
[5]	Siemens Financieringsmaatschappij NV	2.150%	3/11/31	33,030	28,669
[5]	Siemens Financieringsmaatschappij NV	4.400%	5/27/45	31,740	28,401
	Teledyne Technologies Inc.	2.250%	4/1/28	30,011	28,000
	Teledyne Technologies Inc.	2.750%	4/1/31	30,128	26,770
	Trane Technologies Financing Ltd.	5.250%	3/3/33	16,705	16,991
	Trane Technologies Financing Ltd.	5.100%	6/13/34	985	992
	Union Pacific Corp.	2.800%	2/14/32	357	316
	Union Pacific Corp.	3.375%	2/14/42	17,635	13,825
	Union Pacific Corp.	3.250%	2/5/50	1,409	995
	Union Pacific Corp.	3.799%	10/1/51	24,211	18,711
	Union Pacific Corp.	3.500%	2/14/53	61,297	44,598
	Union Pacific Corp.	3.750%	2/5/70	13,510	9,455
[2]	United Airlines Pass-Through Trust Class B Series 2018-1	4.600%	3/1/26	3,439	3,400
					951,475
Materials (0.2%)
[5]	Anglo American Capital plc	2.625%	9/10/30	17,225	15,294
	CRH SMW Finance DAC	5.125%	1/9/30	30,710	31,108
[5]	Glencore Finance Canada Ltd.	6.000%	11/15/41	2,711	2,776
[5]	Glencore Funding LLC	4.875%	3/12/29	6,929	6,934
[5]	Glencore Funding LLC	5.371%	4/4/29	37,393	38,118
[5]	Glencore Funding LLC	6.375%	10/6/30	36,446	38,745
[5]	Glencore Funding LLC	2.625%	9/23/31	8,527	7,353
[5]	Glencore Funding LLC	5.700%	5/8/33	1,565	1,608
[5]	Glencore Funding LLC	6.500%	10/6/33	15,265	16,486
[5]	Glencore Funding LLC	5.634%	4/4/34	55,617	56,419
[5]	Glencore Funding LLC	3.875%	4/27/51	2,360	1,742
[5]	Glencore Funding LLC	3.375%	9/23/51	8,466	5,730
[5]	Glencore Funding LLC	5.893%	4/4/54	24,895	24,902
					247,215
Real Estate (0.6%)
	American Tower Corp.	3.800%	8/15/29	51,562	49,475
	American Tower Corp.	5.000%	1/31/30	17,035	17,173
	American Tower Corp.	5.900%	11/15/33	4,053	4,251
	American Tower Corp.	5.450%	2/15/34	1,615	1,650
	Crown Castle Inc.	2.250%	1/15/31	2,775	2,384
	Crown Castle Inc.	5.200%	9/1/34	9,700	9,623
	Crown Castle Inc.	4.000%	11/15/49	7,282	5,617
	CubeSmart LP	2.250%	12/15/28	12,135	11,111
	CubeSmart LP	2.500%	2/15/32	7,767	6,607

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Extra Space Storage LP	5.500%	7/1/30	12,185	12,538
	Extra Space Storage LP	5.900%	1/15/31	25,059	26,250
	Extra Space Storage LP	5.350%	1/15/35	18,115	18,243
	Healthpeak OP LLC	2.125%	12/1/28	30,395	27,753
	Healthpeak OP LLC	3.000%	1/15/30	31,475	28,972
	NNN REIT Inc.	5.500%	6/15/34	21,921	22,278
	Prologis LP	5.250%	6/15/53	9,062	8,819
	Public Storage Operating Co.	5.350%	8/1/53	5,935	5,830
	Realty Income Corp.	2.200%	6/15/28	24,400	22,611
	Realty Income Corp.	4.700%	12/15/28	27,200	27,257
	Realty Income Corp.	3.250%	1/15/31	12,940	11,908
	Realty Income Corp.	2.850%	12/15/32	25,860	22,289
	Realty Income Corp.	4.900%	7/15/33	26,434	26,039
	Realty Income Corp.	5.125%	2/15/34	30,285	30,283
[5]	SBA Tower Trust	1.884%	1/15/26	8,960	8,734
[5]	SBA Tower Trust	1.631%	11/15/26	34,975	33,097
[5]	SBA Tower Trust	1.840%	4/15/27	54,190	50,730
[5]	SBA Tower Trust	2.593%	10/15/31	51,750	44,136
[5]	Scentre Group Trust 1	4.375%	5/28/30	19,110	18,850
	Simon Property Group LP	2.450%	9/13/29	19,865	18,132
[5]	VICI Properties LP	3.750%	2/15/27	13,895	13,586
	VICI Properties LP	5.750%	4/1/34	8,415	8,585
	VICI Properties LP	6.125%	4/1/54	39,522	40,447
					635,258
Technology (1.6%)
	Apple Inc.	3.850%	5/4/43	48,000	40,748
	Apple Inc.	3.450%	2/9/45	5,075	3,995
	Apple Inc.	4.650%	2/23/46	5,600	5,238
	Apple Inc.	3.850%	8/4/46	36,890	30,435
	Apple Inc.	2.650%	5/11/50	24,045	15,497
	Apple Inc.	2.650%	2/8/51	27,145	17,257
	Apple Inc.	3.950%	8/8/52	12,831	10,536
	Broadcom Corp.	3.875%	1/15/27	11,385	11,259
	Broadcom Inc.	4.110%	9/15/28	37,859	37,285
	Broadcom Inc.	5.050%	7/12/29	26,120	26,456
	Broadcom Inc.	4.350%	2/15/30	23,355	22,961
	Broadcom Inc.	4.150%	11/15/30	24,480	23,696
[5]	Broadcom Inc.	2.600%	2/15/33	31,355	26,461
	Broadcom Inc.	4.800%	10/15/34	9,500	9,297
[5]	Broadcom Inc.	3.187%	11/15/36	17,097	14,071
[5]	Broadcom Inc.	3.500%	2/15/41	12,325	9,808
	Cisco Systems Inc.	4.950%	2/26/31	50,415	51,336
	Cisco Systems Inc.	5.050%	2/26/34	49,855	50,613
	Cisco Systems Inc.	5.300%	2/26/54	23,240	23,246
[5]	Constellation Software Inc.	5.158%	2/16/29	19,494	19,792
[5]	Constellation Software Inc.	5.461%	2/16/34	12,465	12,725
[5]	Foundry JV Holdco LLC	5.900%	1/25/30	18,710	19,423
[5]	Foundry JV Holdco LLC	6.150%	1/25/32	21,265	22,277
[5]	Foundry JV Holdco LLC	5.900%	1/25/33	15,105	15,596
[5]	Foundry JV Holdco LLC	5.875%	1/25/34	28,757	29,443
[5]	Foundry JV Holdco LLC	6.250%	1/25/35	60,292	63,529
[5]	Foundry JV Holdco LLC	6.400%	1/25/38	47,413	50,687
	Intel Corp.	2.000%	8/12/31	3,635	3,035
	Intel Corp.	4.000%	12/15/32	4,750	4,372
	Intel Corp.	5.625%	2/10/43	38,241	36,641
	Intel Corp.	4.100%	5/19/46	45,545	34,673
	Intel Corp.	4.100%	5/11/47	21,904	16,585
	Intel Corp.	4.900%	8/5/52	16,659	13,996
	Intel Corp.	5.600%	2/21/54	27,499	25,633
	International Business Machines Corp.	3.300%	5/15/26	54,865	54,077
	International Business Machines Corp.	3.500%	5/15/29	99,238	95,007
	International Business Machines Corp.	1.950%	5/15/30	8,245	7,219
	International Business Machines Corp.	4.150%	5/15/39	18,461	16,266
	International Business Machines Corp.	4.250%	5/15/49	26,888	22,252
[2]	International Business Machines Corp.	5.700%	2/10/55	54,928	55,289
	Intuit Inc.	5.200%	9/15/33	48,900	50,086
	Intuit Inc.	5.500%	9/15/53	39,159	39,608
	KLA Corp.	4.950%	7/15/52	25,110	23,475
	Micron Technology Inc.	4.663%	2/15/30	9,861	9,733

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Microsoft Corp.	3.450%	8/8/36	31,097	27,874
	Microsoft Corp.	2.525%	6/1/50	122,844	78,252
	Microsoft Corp.	2.500%	9/15/50	16,363	10,281
	Microsoft Corp.	2.921%	3/17/52	119,367	81,436
	Oracle Corp.	1.650%	3/25/26	17,300	16,780
	Oracle Corp.	3.250%	11/15/27	48,711	47,133
	Oracle Corp.	5.250%	2/3/32	14,405	14,612
	Oracle Corp.	4.300%	7/8/34	9,069	8,481
	Oracle Corp.	4.700%	9/27/34	50,465	48,516
	Oracle Corp.	3.800%	11/15/37	17,745	15,089
	Oracle Corp.	3.600%	4/1/40	8,400	6,702
	Oracle Corp.	4.500%	7/8/44	33,877	29,033
	Oracle Corp.	4.125%	5/15/45	30,313	24,459
	Oracle Corp.	4.000%	7/15/46	3,800	2,979
	Oracle Corp.	3.950%	3/25/51	8,892	6,695
	Oracle Corp.	6.900%	11/9/52	9,675	10,971
	Oracle Corp.	5.550%	2/6/53	24,852	23,814
	Oracle Corp.	5.375%	9/27/54	55,239	51,886
	Oracle Corp.	4.100%	3/25/61	3,777	2,769
	QUALCOMM Inc.	2.150%	5/20/30	29,475	26,307
	QUALCOMM Inc.	4.300%	5/20/47	9,500	8,080
	QUALCOMM Inc.	4.500%	5/20/52	16,672	14,404
	S&P Global Inc.	2.700%	3/1/29	3,693	3,453
	S&P Global Inc.	3.700%	3/1/52	41,670	32,166
[5]	UL Solutions Inc.	6.500%	10/20/28	12,800	13,442
					1,777,228
Utilities (3.0%)
[2]	AEP Texas Inc.	4.150%	5/1/49	5,065	3,935
[2]	AEP Texas Inc.	3.450%	1/15/50	16,810	11,711
[2]	AEP Transmission Co. LLC	4.500%	6/15/52	9,195	7,866
	Alabama Power Co.	5.700%	2/15/33	15,000	15,690
	Alabama Power Co.	6.000%	3/1/39	21,773	23,172
	Alabama Power Co.	3.750%	3/1/45	24,430	19,303
[2]	Alabama Power Co.	4.300%	7/15/48	28,015	23,558
	Ameren Illinois Co.	3.800%	5/15/28	22,215	21,785
	Ameren Illinois Co.	6.125%	12/15/28	54,000	56,122
	Ameren Illinois Co.	3.700%	12/1/47	5,045	3,908
[2]	Ameren Missouri Securitization Funding I LLC	4.850%	10/1/39	15,255	15,203
	American Water Capital Corp.	2.950%	9/1/27	9,975	9,615
	American Water Capital Corp.	4.450%	6/1/32	22,115	21,410
	American Water Capital Corp.	3.750%	9/1/47	1,435	1,102
	American Water Capital Corp.	4.200%	9/1/48	30,403	24,923
	American Water Capital Corp.	4.150%	6/1/49	850	688
	American Water Capital Corp.	3.450%	5/1/50	2,280	1,636
	Arizona Public Service Co.	6.350%	12/15/32	6,080	6,495
	Arizona Public Service Co.	5.550%	8/1/33	8,253	8,390
	Arizona Public Service Co.	3.350%	5/15/50	5,270	3,662
	Atmos Energy Corp.	5.000%	12/15/54	20,700	19,063
	Baltimore Gas & Electric Co.	4.250%	9/15/48	5,000	4,102
	Baltimore Gas & Electric Co.	2.900%	6/15/50	6,549	4,206
	Berkshire Hathaway Energy Co.	6.125%	4/1/36	41,185	43,977
	Berkshire Hathaway Energy Co.	5.950%	5/15/37	830	875
	Berkshire Hathaway Energy Co.	5.150%	11/15/43	10,715	10,306
	Berkshire Hathaway Energy Co.	4.250%	10/15/50	15,865	12,860
	Berkshire Hathaway Energy Co.	4.600%	5/1/53	53,132	44,917
[5]	Boston Gas Co.	3.150%	8/1/27	5,385	5,178
[5]	Boston Gas Co.	3.001%	8/1/29	5,970	5,514
[5]	Boston Gas Co.	3.757%	3/16/32	4,225	3,855
[5]	Brooklyn Union Gas Co.	3.407%	3/10/26	2,685	2,648
[5]	Brooklyn Union Gas Co.	4.273%	3/15/48	27,737	22,120
	CenterPoint Energy Houston Electric LLC	5.150%	3/1/34	15,365	15,430
	CenterPoint Energy Resources Corp.	5.250%	3/1/28	35,850	36,485
	CenterPoint Energy Resources Corp.	4.000%	4/1/28	8,068	7,923
	CenterPoint Energy Resources Corp.	5.400%	3/1/33	28,139	28,700
	CenterPoint Energy Resources Corp.	5.400%	7/1/34	6,560	6,663
	Cleco Corporate Holdings LLC	3.375%	9/15/29	9,180	8,417
[2]	Cleco Securitization I LLC	4.646%	9/1/42	27,070	25,625
	Commonwealth Edison Co.	4.350%	11/15/45	13,610	11,627
	Commonwealth Edison Co.	3.650%	6/15/46	2,165	1,657

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Commonwealth Edison Co.	3.750%	8/15/47	10,000	7,752
	Commonwealth Edison Co.	4.000%	3/1/48	13,787	11,014
[2]	Commonwealth Edison Co.	3.850%	3/15/52	3,755	2,871
	Consolidated Edison Co. of New York Inc.	4.450%	3/15/44	4,900	4,254
	Consolidated Edison Co. of New York Inc.	4.500%	12/1/45	36,735	31,884
	Consolidated Edison Co. of New York Inc.	3.850%	6/15/46	2,729	2,143
[2]	Consolidated Edison Co. of New York Inc.	4.125%	5/15/49	4,105	3,281
[2]	Consolidated Edison Co. of New York Inc.	3.950%	4/1/50	1,690	1,338
	Consolidated Edison Co. of New York Inc.	3.200%	12/1/51	27,865	18,755
	Consolidated Edison Co. of New York Inc.	6.150%	11/15/52	12,957	13,826
	Consolidated Edison Co. of New York Inc.	4.625%	12/1/54	68,575	59,122
[2]	Consolidated Edison Co. of New York Inc.	4.000%	11/15/57	9,500	7,190
	Consolidated Edison Co. of New York Inc.	4.500%	5/15/58	32,349	26,741
	Consumers Energy Co.	4.200%	9/1/52	13,360	11,099
[2]	Dominion Energy Inc.	3.375%	4/1/30	3,083	2,876
	Dominion Energy Inc.	5.375%	11/15/32	15,787	16,055
[2]	Dominion Energy Inc.	5.250%	8/1/33	5,706	5,701
[2]	Dominion Energy Inc.	4.900%	8/1/41	5,800	5,287
[2]	Dominion Energy Inc.	4.600%	3/15/49	27,385	22,995
[2]	Dominion Energy Inc.	4.850%	8/15/52	30,363	26,529
	Dominion Energy South Carolina Inc.	6.625%	2/1/32	4,886	5,367
	Dominion Energy South Carolina Inc.	5.800%	1/15/33	9,000	9,442
	Dominion Energy South Carolina Inc.	5.300%	5/15/33	1,438	1,468
	Dominion Energy South Carolina Inc.	6.050%	1/15/38	44,155	47,441
	Dominion Energy South Carolina Inc.	5.450%	2/1/41	2,945	2,942
	Dominion Energy South Carolina Inc.	4.600%	6/15/43	7,251	6,557
	Dominion Energy South Carolina Inc.	5.100%	6/1/65	29,850	26,828
	DTE Energy Co.	4.950%	7/1/27	20,780	20,949
	DTE Energy Co.	5.200%	4/1/30	30,465	30,898
	Duke Energy Carolinas LLC	4.950%	1/15/33	4,810	4,815
	Duke Energy Carolinas LLC	6.100%	6/1/37	3,404	3,627
	Duke Energy Carolinas LLC	6.050%	4/15/38	4,000	4,304
	Duke Energy Carolinas LLC	3.700%	12/1/47	17,085	13,081
	Duke Energy Carolinas LLC	5.350%	1/15/53	52,380	50,996
	Duke Energy Corp.	2.650%	9/1/26	11,775	11,461
	Duke Energy Corp.	3.400%	6/15/29	12,030	11,394
	Duke Energy Corp.	4.500%	8/15/32	4,250	4,108
	Duke Energy Corp.	3.300%	6/15/41	39,505	29,722
	Duke Energy Corp.	4.800%	12/15/45	44,700	39,414
	Duke Energy Corp.	3.750%	9/1/46	13,840	10,452
	Duke Energy Corp.	4.200%	6/15/49	25,820	20,492
	Duke Energy Corp.	3.500%	6/15/51	34,035	23,631
	Duke Energy Corp.	5.000%	8/15/52	19,060	17,001
	Duke Energy Florida LLC	6.350%	9/15/37	8,000	8,727
	Duke Energy Florida LLC	6.400%	6/15/38	27,055	29,921
	Duke Energy Florida LLC	5.950%	11/15/52	11,250	11,643
	Duke Energy Progress LLC	3.400%	4/1/32	15,845	14,473
	Duke Energy Progress LLC	6.300%	4/1/38	14,705	16,031
	Duke Energy Progress LLC	4.100%	3/15/43	615	515
	Duke Energy Progress LLC	4.200%	8/15/45	40,400	33,872
	Duke Energy Progress LLC	2.500%	8/15/50	2,475	1,477
	Duke Energy Progress LLC	2.900%	8/15/51	2,450	1,573
	Duke Energy Progress LLC	4.000%	4/1/52	4,185	3,320
[2]	Duke Energy Progress NC Storm Funding LLC	2.387%	7/1/37	34,870	28,987
[5]	East Ohio Gas Co.	2.000%	6/15/30	8,960	7,827
[5]	East Ohio Gas Co.	3.000%	6/15/50	13,050	8,367
	Emera US Finance LP	3.550%	6/15/26	25,624	25,237
	Emera US Finance LP	4.750%	6/15/46	5,700	4,862
	Entergy Louisiana LLC	3.120%	9/1/27	14,935	14,467
	Evergy Kansas Central Inc.	3.250%	9/1/49	5,062	3,487
[2]	Evergy Metro Inc.	2.250%	6/1/30	5,680	5,030
	Evergy Metro Inc.	4.200%	3/15/48	3,419	2,806
[2]	Eversource Energy	3.300%	1/15/28	14,410	13,894
	Eversource Energy	5.450%	3/1/28	24,675	25,175
	Eversource Energy	3.375%	3/1/32	5,495	4,901
	Eversource Energy	5.125%	5/15/33	6,780	6,707
	Eversource Energy	5.950%	7/15/34	9,700	10,095
	Exelon Corp.	3.350%	3/15/32	18,315	16,500
[5]	FirstEnergy Pennsylvania Electric Co.	5.150%	3/30/26	910	913
[5]	FirstEnergy Pennsylvania Electric Co.	5.200%	4/1/28	1,910	1,936

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	FirstEnergy Pennsylvania Electric Co.	4.300%	1/15/29	6,572	6,472
	Florida Power & Light Co.	5.650%	2/1/35	50,000	52,148
	Florida Power & Light Co.	4.950%	6/1/35	10,000	9,958
	Florida Power & Light Co.	5.650%	2/1/37	5,000	5,242
	Florida Power & Light Co.	5.950%	2/1/38	21,188	22,699
	Florida Power & Light Co.	3.700%	12/1/47	13,702	10,652
	Florida Power & Light Co.	5.300%	4/1/53	17,250	16,895
	Fortis Inc.	3.055%	10/4/26	28,565	27,862
[4]	Georgia Power Co.	4.850%	3/15/31	14,715	14,774
	Georgia Power Co.	4.700%	5/15/32	21,575	21,286
	Georgia Power Co.	4.950%	5/17/33	20,085	19,965
	Georgia Power Co.	5.250%	3/15/34	15,025	15,221
[4]	Georgia Power Co.	5.200%	3/15/35	30,165	30,331
	Georgia Power Co.	5.400%	6/1/40	6,665	6,643
[2]	Georgia Power Co.	4.750%	9/1/40	34,703	32,484
	Georgia Power Co.	4.300%	3/15/42	14,834	12,864
	Georgia Power Co.	5.125%	5/15/52	19,840	18,716
	Indiana Michigan Power Co.	4.250%	8/15/48	14,980	12,222
[5]	Jersey Central Power & Light Co.	5.100%	1/15/35	25,375	25,165
	Johnsonville Aeroderivative Combustion Turbine Generation LLC	5.078%	10/1/54	20,995	20,768
[5]	KeySpan Gas East Corp.	2.742%	8/15/26	25,345	24,670
[5]	Massachusetts Electric Co.	5.900%	11/15/39	21,565	22,307
	MidAmerican Energy Co.	4.400%	10/15/44	1,050	922
	MidAmerican Energy Co.	4.250%	5/1/46	5,485	4,638
	MidAmerican Energy Co.	4.250%	7/15/49	6,595	5,485
	MidAmerican Energy Co.	3.150%	4/15/50	38,026	26,038
[5]	Mid-Atlantic Interstate Transmission LLC	4.100%	5/15/28	3,170	3,118
[2]	Mississippi Power Co.	4.250%	3/15/42	7,024	6,017
[5]	Monongahela Power Co.	5.400%	12/15/43	4,570	4,456
[2]	Nevada Power Co.	3.125%	8/1/50	15,345	10,147
	NextEra Energy Capital Holdings Inc.	6.051%	3/1/25	12,700	12,700
	NextEra Energy Capital Holdings Inc.	1.900%	6/15/28	27,465	25,229
	NextEra Energy Capital Holdings Inc.	3.500%	4/1/29	14,165	13,544
[5]	Niagara Mohawk Power Corp.	4.278%	12/15/28	35,970	35,396
[5]	Niagara Mohawk Power Corp.	3.025%	6/27/50	14,840	9,617
	NiSource Inc.	5.250%	3/30/28	19,368	19,673
	NiSource Inc.	5.250%	2/15/43	14,588	13,948
	NiSource Inc.	4.800%	2/15/44	12,750	11,548
	NiSource Inc.	5.000%	6/15/52	19,985	18,204
	Northern States Power Co.	2.250%	4/1/31	4,940	4,305
	Northern States Power Co.	6.250%	6/1/36	50,000	55,673
[5]	Oglethorpe Power Corp.	6.191%	1/1/31	27,424	28,404
	Oglethorpe Power Corp.	5.950%	11/1/39	6,075	6,300
	Oglethorpe Power Corp.	4.550%	6/1/44	1,825	1,545
	Oglethorpe Power Corp.	4.250%	4/1/46	19,060	15,319
	Oglethorpe Power Corp.	4.500%	4/1/47	4,095	3,464
	Oglethorpe Power Corp.	5.050%	10/1/48	4,690	4,246
[5]	Oglethorpe Power Corp.	5.800%	6/1/54	5,525	5,568
	Oncor Electric Delivery Co. LLC	4.150%	6/1/32	4,425	4,208
	Oncor Electric Delivery Co. LLC	4.550%	9/15/32	19,394	18,912
	Oncor Electric Delivery Co. LLC	5.650%	11/15/33	37,160	38,703
	Oncor Electric Delivery Co. LLC	4.550%	12/1/41	10,735	9,662
	Oncor Electric Delivery Co. LLC	2.700%	11/15/51	23,120	13,990
	Oncor Electric Delivery Co. LLC	4.600%	6/1/52	26,115	22,475
	Oncor Electric Delivery Co. LLC	4.950%	9/15/52	3,788	3,441
	Pacific Gas & Electric Co.	4.500%	7/1/40	68,831	59,628
	PECO Energy Co.	2.850%	9/15/51	8,000	5,119
	PECO Energy Co.	4.600%	5/15/52	12,845	11,241
[2]	PG&E Energy Recovery Funding LLC	2.280%	1/15/36	3,775	3,021
[2]	PG&E Energy Recovery Funding LLC	2.822%	7/15/46	16,989	12,211
[2]	PG&E Wildfire Recovery Funding LLC	4.451%	12/1/47	12,150	10,779
[2]	PG&E Wildfire Recovery Funding LLC	5.212%	12/1/47	25,815	25,163
[2]	PG&E Wildfire Recovery Funding LLC	5.099%	6/1/52	23,500	22,564
	Piedmont Natural Gas Co. Inc.	5.050%	5/15/52	9,130	8,179
	Potomac Electric Power Co.	6.500%	11/15/37	25,000	27,990
	PPL Electric Utilities Corp.	5.250%	5/15/53	5,710	5,596
[2,4]	Public Service Electric & Gas Co.	5.050%	3/1/35	25,502	25,652
[2,4]	Public Service Electric & Gas Co.	5.500%	3/1/55	14,285	14,390
	Public Service Enterprise Group Inc.	5.200%	4/1/29	17,595	17,928
	Public Service Enterprise Group Inc.	5.450%	4/1/34	11,295	11,440

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	San Diego Gas & Electric Co.	1.700%	10/1/30	4,940	4,184
[2]	San Diego Gas & Electric Co.	3.750%	6/1/47	5,390	4,125
	San Diego Gas & Electric Co.	4.150%	5/15/48	5,940	4,829
[2]	San Diego Gas & Electric Co.	2.950%	8/15/51	714	459
	San Diego Gas & Electric Co.	3.700%	3/15/52	29,320	21,584
	San Diego Gas & Electric Co.	5.350%	4/1/53	39,740	37,893
[2]	SCE Recovery Funding LLC	0.861%	11/15/31	6,893	6,087
[2]	SCE Recovery Funding LLC	1.942%	5/15/38	3,655	2,758
[2]	SCE Recovery Funding LLC	2.510%	11/15/43	3,310	2,274
	Sempra	3.250%	6/15/27	80,765	78,234
	Sempra	3.700%	4/1/29	2,295	2,193
	Sempra	6.000%	10/15/39	14,800	15,075
[2]	Southern California Edison Co.	3.700%	8/1/25	3,315	3,294
	Southern California Edison Co.	5.150%	6/1/29	32,950	33,197
	Southern California Edison Co.	5.450%	6/1/31	21,160	21,451
	Southern California Edison Co.	6.000%	1/15/34	7,695	7,965
[2]	Southern California Edison Co.	5.550%	1/15/37	50,475	49,433
[2]	Southern California Edison Co.	5.950%	2/1/38	40,000	40,589
	Southern California Edison Co.	6.050%	3/15/39	1,980	2,011
	Southern California Edison Co.	4.650%	10/1/43	3,255	2,783
	Southern California Edison Co.	3.650%	2/1/50	5,405	3,832
	Southern California Gas Co.	6.350%	11/15/52	17,580	18,909
	Southern Co.	3.250%	7/1/26	30,885	30,383
	Southern Co.	4.400%	7/1/46	58,712	49,364
	Southern Co. Gas Capital Corp.	5.750%	9/15/33	6,670	6,917
	Southwest Gas Corp.	2.200%	6/15/30	6,310	5,534
	Southwestern Electric Power Co.	6.200%	3/15/40	9,800	10,462
	Southwestern Public Service Co.	3.700%	8/15/47	3,756	2,797
	Tampa Electric Co.	4.900%	3/1/29	8,065	8,140
[5]	Texas Electric Market Stabilization Funding N LLC	4.966%	2/1/42	39,235	39,030
[5]	Texas Electric Market Stabilization Funding N LLC	5.057%	8/1/46	18,860	18,239
[5]	Texas Electric Market Stabilization Funding N LLC	5.167%	2/1/50	17,640	17,215
	Tucson Electric Power Co.	5.500%	4/15/53	6,825	6,705
	Tucson Electric Power Co.	5.900%	4/15/55	6,740	6,897
	Union Electric Co.	4.000%	4/1/48	14,316	11,438
	Union Electric Co.	3.900%	4/1/52	8,575	6,701
	Union Electric Co.	5.450%	3/15/53	8,045	7,905
[2]	Virginia Electric & Power Co.	3.500%	3/15/27	16,025	15,730
[2]	Virginia Electric & Power Co.	6.000%	5/15/37	1,740	1,841
	Wisconsin Electric Power Co.	5.700%	12/1/36	17,280	18,254
	Wisconsin Public Service Corp.	6.080%	12/1/28	45,000	46,388
					3,402,407
Total Corporate Bonds (Cost $26,409,820)					24,847,018
Sovereign Bonds (0.6%)
[2,5]	Bermuda	2.375%	8/20/30	18,130	15,728
[2,5]	Bermuda	3.375%	8/20/50	6,835	4,680
[2,5]	Corp. Nacional del Cobre de Chile	3.700%	1/30/50	20,705	14,318
	Equinor ASA	3.125%	4/6/30	53,605	50,177
[2,5]	Kingdom of Saudi Arabia	5.375%	1/13/31	25,595	26,021
[2,5]	Kingdom of Saudi Arabia	5.000%	1/16/34	34,704	34,395
[2,5]	Kingdom of Saudi Arabia	5.625%	1/13/35	38,460	39,514
[2,5]	Kingdom of Saudi Arabia	5.000%	1/18/53	39,870	35,184
[2,5]	Kingdom of Saudi Arabia	5.750%	1/16/54	23,848	23,343
[2,5]	NBN Co. Ltd.	1.625%	1/8/27	26,265	24,949
[2,5]	NBN Co. Ltd.	2.625%	5/5/31	37,954	33,815
[2,5]	NBN Co. Ltd.	2.500%	1/8/32	77,087	66,738
[5]	OMERS Finance Trust	4.000%	4/20/28	18,090	17,952
[2,5]	Qatar Energy	2.250%	7/12/31	31,765	27,358
[2,5]	Qatar Energy	3.125%	7/12/41	23,200	17,444
[2]	Republic of Chile	2.550%	7/27/33	36,780	30,416
[2]	Republic of Chile	3.500%	1/31/34	20,300	17,906
	Republic of Chile	3.500%	4/15/53	20,175	14,175
	State of Israel	5.375%	3/12/29	36,740	37,051
	State of Israel	5.500%	3/12/34	17,400	17,501
	State of Israel	5.750%	3/12/54	58,355	55,260
[2,5]	State of Qatar	4.400%	4/16/50	14,035	12,276
[2,5]	UAE International Government Bond	4.951%	7/7/52	13,725	12,988
[2]	United Mexican States	6.338%	5/4/53	27,000	25,067

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	United Mexican States	6.400%	5/7/54	35,375	33,106
Total Sovereign Bonds (Cost $747,074)					687,362
Taxable Municipal Bonds (1.4%)
	Alabama Federal Aid Highway Finance Authority SO Revenue	2.650%	9/1/37	4,935	4,029
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	6.918%	4/1/40	9,605	10,966
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	6.263%	4/1/49	1,965	2,155
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	7.043%	4/1/50	26,165	31,308
	Broward County FL Airport System Revenue	3.477%	10/1/43	10,370	8,633
	California GO	7.550%	4/1/39	12,375	14,934
	California GO	7.300%	10/1/39	48,825	56,619
	California GO	5.875%	10/1/41	29,515	30,968
	California Health Facilities Financing Authority Revenue	4.190%	6/1/37	4,380	4,095
	California State University Systemwide Revenue	2.719%	11/1/52	12,090	8,369
	California State University Systemwide Revenue	2.939%	11/1/52	15,225	10,305
	Chicago IL Transit Authority Sales & Transfer Tax Receipts Revenue	6.899%	12/1/40	30,930	34,585
	Chicago IL Transit Authority Sales & Transfer Tax Receipts Revenue	6.899%	12/1/40	52,817	59,059
	Chicago IL Transit Authority Sales Tax Receipts Revenue	6.200%	12/1/40	2,260	2,373
	Dallas-Fort Worth TX International Airport Revenue	3.089%	11/1/40	7,405	5,972
	Dallas-Fort Worth TX International Airport Revenue	2.843%	11/1/46	18,860	13,783
	Dallas-Fort Worth TX International Airport Revenue	4.087%	11/1/51	2,695	2,289
	Dallas-Fort Worth TX International Airport Revenue	4.507%	11/1/51	7,635	6,828
	Florida State Board of Administration Finance Corp. Revenue	1.705%	7/1/27	29,555	27,827
[7]	Foothill-Eastern Transportation Corridor Agency CA Toll Road Revenue	3.924%	1/15/53	11,545	9,254
	Georgia Municipal Electric Power Authority Revenue	6.637%	4/1/57	68,128	76,388
	Golden State Tobacco Securitization Corp. California Revenue	2.746%	6/1/34	2,430	2,106
	Golden State Tobacco Securitization Corp. California Revenue	3.293%	6/1/42	4,645	3,639
	Golden State Tobacco Securitization Corp. California Revenue	3.000%	6/1/46	8,065	7,460
	Grand Parkway Transportation Corp. Texas System Toll Revenue	5.184%	10/1/42	5,645	5,723
	Grand Parkway Transportation Corp. Texas System Toll Revenue	3.236%	10/1/52	28,900	20,779
	Houston TX GO	6.290%	3/1/32	12,560	13,281
	Illinois GO	5.100%	6/1/33	193,186	193,357
	Illinois Toll Highway Authority Revenue	6.184%	1/1/34	29,200	31,034
	JobsOhio Beverage System OH Statewide Liquor Profits Revenue	4.433%	1/1/33	10,120	10,079
	JobsOhio Beverage System OH Statewide Liquor Profits Revenue	2.833%	1/1/38	5,480	4,550
	Kansas Development Finance Authority Revenue	4.927%	4/15/45	7,745	7,621
[8]	Kansas Development Finance Authority Revenue	2.774%	5/1/51	15,140	10,742
[7]	Kansas Development Finance Authority Revenue (Employees Retirement System)	5.501%	5/1/34	50,000	52,283
	Louisiana Local Government Environmental Facilities & Community Development Authority System Restoration Taxable Bonds Revenue	5.198%	12/1/39	21,505	21,978
	Louisville & Jefferson County KY Metropolitan Sewer District Sewer & Drainage System Revenue	6.250%	5/15/43	19,000	20,570
	Maryland Economic Development Corp. Revenue (Prince George's County Public Schools)	5.433%	5/31/56	12,445	12,517
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	1.753%	8/15/30	27,675	24,799
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.715%	8/15/39	22,105	23,065
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	3.395%	10/15/40	16,520	14,206
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	2.950%	5/15/43	21,350	16,536
	Massachusetts SO Revenue	4.110%	7/15/31	6,525	6,458
	Michigan Finance Authority Revenue (Trinity Health Credit Group)	3.084%	12/1/34	11,320	10,091
	New Jersey Turnpike Authority Revenue	7.414%	1/1/40	30,285	36,438
	New York City NY GO	4.610%	9/1/37	29,690	28,841
	New York City NY GO	5.094%	10/1/49	19,215	18,997
	New York City NY GO	5.114%	10/1/54	9,070	8,982
	New York Metropolitan Transportation Authority Revenue (Build America Bonds)	6.200%	11/15/26	960	974
	New York Metropolitan Transportation Authority Revenue (Build America Bonds)	6.814%	11/15/40	27,295	30,372
	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	7.336%	11/15/39	9,530	11,418
	New York Metropolitan Transportation Authority Revenue (Green Bond)	5.175%	11/15/49	2,425	2,222
	North Texas Tollway Authority System Revenue	6.718%	1/1/49	11,035	12,704
[7]	Oregon School Boards Association GO	5.528%	6/30/28	34,965	35,580
[8]	Oregon State University General Revenue	3.424%	3/1/60	28,000	20,559
[9]	Philadelphia PA Authority for Industrial Development Revenue	6.550%	10/15/28	66,810	71,482
	Port Authority of New York & New Jersey Revenue	5.647%	11/1/40	40	42
	Port Authority of New York & New Jersey Revenue	5.072%	7/15/53	34,900	34,419
	Port Authority of New York & New Jersey Revenue	4.458%	10/1/62	44,055	38,666
	Port Authority of New York & New Jersey Revenue	4.810%	10/15/65	21,985	20,573
	Riverside CA Pension Obligation Bonds Revenue	3.857%	6/1/45	8,775	7,638
	Riverside County CA Pension Obligation Bonds Revenue	3.818%	2/15/38	9,585	8,845
	Rutgers State University New Jersey Revenue	3.270%	5/1/43	10,660	8,710
	Sales Tax Securitization Corp. Illinois Revenue	3.238%	1/1/42	34,905	28,716

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Texas Natural Gas Securitization Finance Corp. Revenue (Winter Storm Uri)	5.102%	4/1/35	12,633	12,876
	Texas Natural Gas Securitization Finance Corp. Revenue (Winter Storm Uri)	5.169%	4/1/41	30,674	31,233
	University of California Regents Medical Center Pooled Revenue	4.132%	5/15/32	17,265	16,813
	University of California Regents Medical Center Pooled Revenue	6.548%	5/15/48	9,465	10,370
	University of California Regents Medical Center Pooled Revenue	6.583%	5/15/49	15,150	16,614
	University of California Regents Medical Center Pooled Revenue	3.006%	5/15/50	15,445	10,480
	University of California Regents Medical Center Pooled Revenue	4.563%	5/15/53	46,830	41,613
	University of California Regents Medical Center Pooled Revenue	3.256%	5/15/60	26,520	17,721
	University of California Revenue	1.316%	5/15/27	7,470	7,022
	University of California Revenue	1.614%	5/15/30	16,140	14,015
	University of California Revenue	3.931%	5/15/45	22,370	20,500
	University of Michigan Revenue	2.562%	4/1/50	32,056	20,973
	University of Michigan Revenue	3.504%	4/1/52	7,445	5,789
	University of Minnesota Revenue	4.048%	4/1/52	25,160	21,480
Total Taxable Municipal Bonds (Cost $1,722,958)					1,607,290
				Shares
Temporary Cash Investments (1.2%)
Money Market Fund (0.0%)
[10]	Vanguard Market Liquidity Fund	4.351%		790	79
			Maturity Date	Face Amount ($000)
Repurchase Agreements (1.1%)
	Bank of America Securities, LLC (Dated 2/28/25, Repurchase Value $60,822,000, collateralized by Fannie Mae 2.500%–6.000%, 4/1/25–2/1/55, Freddie Mac 2.000%–6.000%, 10/1/35–6/1/54, and Ginnie Mae 5.500%–7.000%, 1/20/54–2/20/55, with a value of $62,016,000)	4.370%	3/3/25	60,800	60,800
	Bank of America Securities, LLC (Dated 2/28/25, Repurchase Value $65,024,000, collateralized by U.S. Treasury Bill 0.000%, 4/1/25–5/1/25, and U.S. Treasury Note/Bond 0.500%–4.625%, 6/30/25–2/15/54, with a value of $66,309,000)	4.380%	3/3/25	65,000	65,000
	Citigroup Global Markets Inc. (Dated 2/28/25, Repurchase Value $126,446,000, collateralized by U.S. Treasury Note/Bond 4.125%–4.250%, 1/31/26–11/30/29, with a value of $128,928,000)	4.360%	3/3/25	126,400	126,400
	Credit Agricole Securities (USA) Inc. (Dated 2/28/25, Repurchase Value $61,722,000, collateralized by U.S. Treasury Note/Bond 3.375%, 9/15/27, with a value of $62,934,000)	4.360%	3/3/25	61,700	61,700
	Deutsche Bank Securities, Inc. (Dated 2/28/25, Repurchase Value $58,721,000, collateralized by U.S. Treasury Note/Bond 2.500%–4.625%, 5/15/44–2/15/45, with a value of $59,874,000)	4.370%	3/3/25	58,700	58,700
	HSBC Bank USA (Dated 2/28/25, Repurchase Value $88,132,000, collateralized by Treasury Inflation Indexed Note/Bond 0.125%–0.625%, 1/15/26–2/15/51, with a value of $89,862,000)	4.360%	3/3/25	88,100	88,100
	HSBC Bank USA (Dated 2/28/25, Repurchase Value $141,552,000, collateralized by Fannie Mae 2.000%–6.500%, 8/1/49–9/1/54, and Freddie Mac 2.000%–6.000%, 12/1/46–4/1/53, with a value of $144,330,000)	4.370%	3/3/25	141,500	141,500
	JP Morgan Securities LLC (Dated 2/28/25, Repurchase Value $90,033,000, collateralized by U.S. Treasury Note/Bond 0.375%–4.125%, 7/31/27–5/15/32, with a value of $91,800,000)	4.360%	3/3/25	90,000	90,000
	Nomura International plc (Dated 2/28/25, Repurchase Value $105,838,000, collateralized by Treasury Inflation Indexed Note/Bond 1.000%–1.375%, 7/15/33–2/15/48, U.S. Treasury Bill 0.000%, 6/26/25–10/30/25, and U.S. Treasury Note/Bond 0.500%–4.500%, 7/31/26–8/15/53, with a value of $108,018,000)	4.360%	3/3/25	105,800	105,800
	RBC Capital Markets LLC (Dated 2/28/25, Repurchase Value $136,150,000, collateralized by U.S. Treasury Note/Bond 1.875%, 2/28/27, with a value of $138,822,000)	4.370%	3/3/25	136,100	136,100
	Societe Generale (Dated 2/28/25, Repurchase Value $43,116,000, collateralized by U.S. Treasury Note/Bond 4.125%, 8/15/53, with a value of $43,962,000)	4.350%	3/3/25	43,100	43,100
	TD Securities (USA) LLC (Dated 2/28/25, Repurchase Value $158,858,000, collateralized by Fannie Mae 6.500%, 11/1/53, and Freddie Mac 5.000%–6.000%, 1/1/55–2/1/55, with a value of $161,976,000)	4.380%	3/3/25	158,800	158,800

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Wells Fargo & Co. (Dated 2/28/25, Repurchase Value $148,854,000, collateralized by Freddie Mac 2.000%–6.500%, 5/1/25–3/1/55, with a value of $151,776,000)	4.370%	3/3/25	148,800	148,800
				1,284,800
U.S. Government and Agency Obligations (0.1%)
United States Treasury Bill	4.203%	8/28/25	65,056	63,724
Total Temporary Cash Investments (Cost $1,348,595)				1,348,603
Total Investments (100.8%) (Cost $86,525,239)				113,998,260
Other Assets and Liabilities—Net (-0.8%)				(912,933)
Net Assets (100%)				113,085,327
Cost is in $000.
*	Non-income-producing security.
1	Securities with a value of $32,981,000 have been segregated as initial margin for open futures contracts.
2	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
3	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
4	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of February 28, 2025.
5	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2025, the aggregate value was $7,724,215,000, representing 6.8% of net assets.
6	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
7	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
8	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
9	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
10	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
ADR—American Depositary Receipt.
DAC—Designated Activity Company.
GO—General Obligation Bond.
REIT—Real Estate Investment Trust.
REMICS—Real Estate Mortgage Investment Conduits.
SO—Special Obligation.
SOFR30A—30 Day Average Secured Overnight Financing Rate.
TSFR1M—CME Term Secured Overnight Financing Rate 1-Month.
UMBS—Uniform Mortgage-Backed Securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
10-Year U.S. Treasury Note	June 2025	8,286	920,523	11,576

A.  Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.
B.  Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C.  To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash, short-term investments, or Treasuries in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its MSFTA, and sell or retain any collateral held up to the net amount owed to the fund under the MSFTA.
At February 28, 2025, counterparties had deposited in segregated accounts securities with a value of $3,206,000 and cash of $1,345,000 in connection with TBA transactions.
D.  Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase substantially similar securities in the future at a predetermined price on a predetermined date. The fund forgoes principal and interest paid on the securities sold. In exchange for the forgone principal and interest paid, the fund is compensated by investing the proceeds of the sale, typically in high-quality short-term fixed income securities, and earning interest on such investments. Further the fund receives a lower price on the securities to be repurchased. The fund also enters into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell substantially similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased.
E.  Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.
F.  Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
G.  Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
The fund had no open forward currency contracts at February 28, 2025.
H.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of February 28, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	71,470,208	2,032,216	—	73,502,424
U.S. Government and Agency Obligations	—	10,549,027	—	10,549,027
Asset-Backed/Commercial Mortgage-Backed Securities	—	1,456,536	—	1,456,536
Corporate Bonds	—	24,847,018	—	24,847,018
Sovereign Bonds	—	687,362	—	687,362
Taxable Municipal Bonds	—	1,607,290	—	1,607,290
Temporary Cash Investments	79	1,348,524	—	1,348,603
Total	71,470,287	42,527,973	—	113,998,260

Derivative Financial Instruments
Assets
Futures Contracts[1]	11,576	—	—	11,576
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.